UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

September 30, 2010
unaudited
Bonds & notes — 95.64%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 29.74%
U.S. Treasury 0.875% 2011	$97,000	$97,373
U.S. Treasury 0.875% 2011	97,000	97,324
U.S. Treasury 0.875% 2011	30,000	30,132
U.S. Treasury 1.125% 20111	262,675	265,241
U.S. Treasury 4.50% 2011	5,000	5,090
U.S. Treasury 4.625% 2011	133,500	140,709
U.S. Treasury 4.875% 2011	74,500	76,515
U.S. Treasury 5.00% 2011	33,400	34,795
U.S. Treasury 5.00% 2011	12,500	12,724
U.S. Treasury 0.625% 2012	102,600	103,025
U.S. Treasury 1.375% 2012	54,900	55,964
U.S. Treasury 1.375% 2012	15,000	15,278
U.S. Treasury 1.875% 2012	4,200	4,308
U.S. Treasury 2.00% 20122	45,928	47,565
U.S. Treasury 4.25% 2012	100,000	107,648
U.S. Treasury 4.50% 2012	15,000	15,941
U.S. Treasury 4.875% 2012	168,180	178,688
U.S. Treasury 1.125% 2013	180,405	182,999
U.S. Treasury 1.375% 2013	47,000	47,949
U.S. Treasury 1.375% 2013	15,400	15,706
U.S. Treasury 1.50% 2013	25,000	25,627
U.S. Treasury 1.875% 20132	29,675	31,593
U.S. Treasury 2.75% 2013	50,000	52,731
U.S. Treasury 3.125% 2013	50,000	53,633
U.S. Treasury 3.375% 2013	108,050	116,373
U.S. Treasury 3.375% 2013	30,000	32,377
U.S. Treasury 3.625% 2013	70,400	76,186
U.S. Treasury 3.875% 2013	100,000	108,109
U.S. Treasury 4.25% 2013	715,808	790,717
U.S. Treasury 1.75% 2014	75,480	77,972
U.S. Treasury 1.75% 2014	5,000	5,163
U.S. Treasury 1.875% 2014	169,075	175,322
U.S. Treasury 2.00% 20142	56,784	61,021
U.S. Treasury 2.625% 2014	145,070	154,589
U.S. Treasury 2.625% 2014	50,000	53,239
U.S. Treasury 4.25% 2014	14,200	16,103
U.S. Treasury 1.75% 2015	2,600	2,663
U.S. Treasury 1.625% 20152	70,445	75,407
U.S. Treasury 1.875% 2015	163,000	167,991
U.S. Treasury 2.50% 2015	65,900	69,869
U.S. Treasury 4.00% 2015	286,475	322,218
U.S. Treasury 4.125% 2015	108,495	123,002
U.S. Treasury 4.25% 2015	100,000	114,320
U.S. Treasury 11.25% 2015	96,420	138,385
U.S. Treasury 2.00% 20162	9,062	9,966
U.S. Treasury 2.375% 2016	150,000	157,331
U.S. Treasury 2.625% 2016	389,250	412,986
U.S. Treasury 2.50% 20162	8,636	9,812
U.S. Treasury 3.00% 2016	76,615	82,666
U.S. Treasury 3.25% 2016	50,000	54,733
U.S. Treasury 7.25% 2016	31,900	41,844
U.S. Treasury 7.50% 2016	21,200	28,396
U.S. Treasury 2.50% 2017	6,000	6,250
U.S. Treasury 2.375% 20172	19,621	22,197
U.S. Treasury 2.75% 2017	4,900	5,185
U.S. Treasury 3.25% 2017	50,000	54,526
U.S. Treasury 4.50% 2017	187,100	218,739
U.S. Treasury 4.625% 2017	164,250	193,115
U.S. Treasury 8.75% 2017	25,000	35,908
U.S. Treasury 8.875% 2017	28,700	41,743
U.S. Treasury 3.50% 2018	592,250	654,182
U.S. Treasury 3.75% 2018	426,500	476,563
U.S. Treasury 4.00% 2018	125,000	142,173
U.S. Treasury 2.75% 2019	11,600	12,036
U.S. Treasury 3.125% 2019	361,807	384,590
U.S. Treasury 3.625% 2019	653,450	718,717
U.S. Treasury 8.125% 2019	20,000	29,264
U.S. Treasury 2.625% 2020	67,915	68,557
U.S. Treasury 3.50% 2020	212,330	230,518
U.S. Treasury 3.625% 2020	172,950	189,711
U.S. Treasury 8.50% 2020	5,600	8,455
U.S. Treasury 8.75% 2020	21,900	33,849
U.S. Treasury 8.00% 2021	20,925	31,572
U.S. Treasury 8.125% 2021	7,500	11,369
U.S. Treasury 7.125% 2023	85,000	122,626
U.S. Treasury 7.50% 2024	26,500	40,183
U.S. Treasury 6.875% 2025	115,900	168,454
U.S. Treasury 7.625% 2025	8,800	13,513
U.S. Treasury 6.00% 2026	40,400	54,578
U.S. Treasury 6.25% 2030	7,925	11,220
U.S. Treasury 4.50% 2036	356,707	410,324
U.S. Treasury 4.375% 2038	20,065	22,626
U.S. Treasury 4.50% 2038	6,400	7,362
U.S. Treasury 3.50% 2039	25,000	24,195
U.S. Treasury 4.25% 2039	66,875	73,573
U.S. Treasury 4.50% 2039	181,660	208,057
U.S. Treasury 3.875% 2040	7,250	7,497
U.S. Treasury 4.375% 2040	64,400	72,339
U.S. Treasury 4.625% 2040	330,825	386,625
Federal Home Loan Bank 1.125% 2012	23,000	23,251
Federal Home Loan Bank 1.75% 2012	69,000	70,629
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	54,094
Federal Home Loan Bank 3.625% 2013	185,000	200,512
Federal Home Loan Bank 5.375% 2016	25,000	29,838
Freddie Mac 5.25% 2011	20,000	20,788
Freddie Mac 1.125% 2012	73,100	73,933
Freddie Mac 1.75% 2012	60,000	61,302
Freddie Mac 2.125% 2012	20,000	20,599
Freddie Mac 2.50% 2014	100,600	105,553
Freddie Mac 3.00% 2014	20,000	21,365
Freddie Mac 2.875% 2015	13,995	14,886
Fannie Mae 1.75% 2011	20,000	20,143
Fannie Mae, Series 2, 1.25% 2012	70,100	71,036
Fannie Mae 6.125% 2012	20,000	21,653
Fannie Mae 1.00% 2013	25,000	25,064
Fannie Mae 1.75% 2013	125,000	128,276
Fannie Mae 2.50% 2014	7,250	7,608
Fannie Mae 3.00% 2014	13,500	14,427
Fannie Mae 2.375% 2015	26,005	27,045
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,102
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.292% 20123	11,020	11,038
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.376% 20123	50,000	50,060
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,499
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,440
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,226
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,301
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	25,050	25,951
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,277
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,731
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	52,500	54,188
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	30,016
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	27,500	28,138
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	32,500	33,605
CoBank ACB 7.875% 20184	22,115	25,348
CoBank ACB 0.892% 20223,4	43,335	33,823
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	26,091
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,515
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	18,053
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,270
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,707
Federal Agricultural Mortgage Corp. 4.875% 20114	10,000	10,119
Federal Agricultural Mortgage Corp. 5.125% 20174	5,000	5,614
Tennessee Valley Authority 5.25% 2039	9,250	10,729
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,407
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,723
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,672
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,955
		11,899,309

CORPORATE BONDS & NOTES — 29.34%
FINANCIALS — 9.30%
Banks — 3.25%
HBOS PLC 6.75% 20184	136,133	136,987
HBOS PLC 4.375% 20193	€2,870	3,599
Lloyds TSB Bank PLC 5.80% 20204	$23,560	24,725
Lloyds TSB Bank PLC 6.50% 20204	3,900	3,945
Lloyds TSB Bank PLC 6.50% 2020	€1,500	2,125
HBOS PLC 6.00% 20334	$9,375	7,164
Abbey National Treasury Services PLC 3.875% 20144	39,880	40,856
Santander Issuances, SA Unipersonal 5.911% 20164	10,100	10,741
Sovereign Bancorp, Inc. 8.75% 2018	77,275	90,195
Santander Issuances, SA Unipersonal 6.50% 20193,4	34,300	36,064
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,927
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,686
Royal Bank of Scotland PLC 3.95% 2015	24,500	24,784
Royal Bank of Scotland PLC 4.875% 2015	25,500	26,855
Royal Bank of Scotland Group PLC 5.05% 2015	10,370	10,400
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,985
Royal Bank of Scotland PLC 6.934% 2018	€12,590	18,558
Royal Bank of Scotland PLC 5.625% 2020	$11,250	11,818
RBS Capital Trust II 6.425% noncumulative trust (undated)3,5	1,000	727
Société Générale 2.20% 20134	7,500	7,542
Société Générale 3.10% 20154	31,000	31,238
Société Générale 5.75% 20164	66,110	71,870
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,166
UniCredito Italiano SpA 5.584% 20173,4	$29,650	29,118
UniCredito Italiano SpA 6.00% 20174	66,018	68,545
HVB Funding Trust I 8.741% 20314	8,264	8,264
Barclays Bank PLC 6.05% 20174	53,922	58,563
Barclays Bank PLC 5.125% 2020	24,830	26,895
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20154	47,230	47,841
Union Bank of California, NA 5.95% 2016	28,831	31,736
Allied Irish Banks, PLC 12.50% 2019	€37,009	49,700
HSBC Finance Corp. 0.642% 20123	$10,750	10,579
HSBC Bank PLC 3.50% 20154	5,000	5,250
HSBC Bank USA, NA 4.875% 2020	31,195	32,600
CIT Group Inc., Series A, 7.00% 2013	11,494	11,609
CIT Group Inc., Series A, 7.00% 2014	5,853	5,867
CIT Group Inc., Series A, 7.00% 2015	22,884	22,827
CIT Group Inc., Series A, 7.00% 2016	6,000	5,940
Standard Chartered PLC 3.85% 20154	2,500	2,610
Standard Chartered Bank 6.40% 20174	38,081	42,632
Wells Fargo & Co. 3.625% 2015	16,000	16,983
Wells Fargo & Co. 5.625% 2017	8,500	9,696
Wachovia Capital Trust III 5.80% (undated)3	6,700	5,946
Korea Development Bank 5.30% 2013	13,635	14,552
Korea Development Bank 8.00% 2014	15,365	18,045
Paribas, New York Branch 6.95% 2013	3,470	3,921
BNP Paribas 3.25% 2015	12,985	13,472
BNP Paribas 5.125% 20154	9,147	9,960
SunTrust Banks, Inc. 6.00% 2017	20,000	21,692
ANZ National (International) Ltd. 3.125% 20154	19,000	19,259
Silicon Valley Bank 5.70% 2012	18,000	18,932
PNC Funding Corp. 5.40% 2014	10,000	11,169
PNC Bank NA 6.875% 2018	5,200	6,118
Banco de Crédito del Perú 5.375% 20204	15,000	15,225
Bank of Ireland 10.00% 2020	€8,165	10,769
BBVA Bancomer SA 7.25% 20204	$9,875	10,633
Banco Santander-Chile 5.375% 20144	9,335	10,135
VEB Finance Ltd. 6.902% 20204	9,100	9,975
Banco del Estado de Chile 4.125% 20204	10,000	9,924
Zions Bancorporation 6.00% 2015	6,442	6,403
Nordea Bank, Series 2, 3.70% 20144	3,000	3,172
Bergen Bank 0.625% (undated)3	5,000	2,949
Development Bank of Singapore Ltd. 7.125% 20114	400	414
Norinchukin Finance (Cayman) Ltd. 5.625% 20163	£205	328
		1,300,205

Real estate — 2.29%
PLD International Finance LLC 4.375% 2011	€7,700	$10,523
ProLogis 7.625% 2014	$26,250	28,393
ProLogis 5.625% 2015	13,035	12,766
ProLogis 5.625% 2016	15,130	14,585
ProLogis 5.75% 2016	27,620	27,299
ProLogis 6.625% 2018	53,205	52,517
ProLogis 7.375% 2019	32,707	33,061
ProLogis 6.875% 2020	22,053	21,718
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20104	32,950	33,083
Westfield Group 5.40% 20124	18,400	19,637
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	16,250	17,818
Westfield Group 7.50% 20144	12,500	14,561
Westfield Group 5.75% 20154	32,000	35,768
Westfield Group 5.70% 20164	14,195	15,884
Westfield Group 7.125% 20184	23,135	27,248
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,682
Kimco Realty Corp. 6.00% 2012	12,250	13,283
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,717
Kimco Realty Corp., Series C, 4.82% 2014	29,280	31,267
Kimco Realty Corp., Series C, 4.904% 2015	10,765	11,522
Kimco Realty Corp., Series C, 5.783% 2016	19,500	21,521
Kimco Realty Corp. 5.70% 2017	28,450	31,255
Kimco Realty Corp. 4.30% 2018	26,185	26,575
Kimco Realty Corp. 6.875% 2019	4,000	4,665
Hospitality Properties Trust 6.75% 2013	14,745	15,704
Hospitality Properties Trust 7.875% 2014	950	1,070
Hospitality Properties Trust 5.125% 2015	6,665	6,821
Hospitality Properties Trust 6.30% 2016	26,868	28,674
Hospitality Properties Trust 5.625% 2017	2,055	2,113
Hospitality Properties Trust 6.70% 2018	35,040	37,616
Simon Property Group, LP 6.75% 2014	11,265	12,963
Simon Property Group, LP 4.20% 2015	4,160	4,468
Simon Property Group, LP 5.25% 2016	7,595	8,501
Simon Property Group, LP 6.10% 2016	5,765	6,707
Simon Property Group, LP 5.875% 2017	15,000	17,254
Simon Property Group, LP 6.125% 2018	24,075	27,981
Simon Property Group, LP 10.35% 2019	8,995	12,592
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,652
Developers Diversified Realty Corp. 5.50% 2015	11,643	11,369
Developers Diversified Realty Corp. 9.625% 2016	11,620	12,978
Developers Diversified Realty Corp. 7.50% 2017	7,655	7,964
Developers Diversified Realty Corp. 7.875% 2020	6,860	7,120
ERP Operating LP 5.25% 2014	9,000	9,962
ERP Operating LP 6.584% 2015	13,040	15,339
ERP Operating LP 5.75% 2017	1,530	1,725
ERP Operating LP 7.125% 2017	5,000	5,893
ERP Operating LP 4.75% 2020	9,500	9,902
Brandywine Operating Partnership, LP 5.75% 2012	27,110	28,117
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,135
Rouse Co. 7.20% 20125	12,475	14,908
Rouse Co. 5.375% 20135	7,250	8,183
Rouse Co. 6.75% 20134,5	3,750	4,378
Realogy Corp., Term Loan B, 3.258% 20133,6,7	10,799	9,650
Realogy Corp., Term Loan DD, 3.258% 20133,6,7	10,653	9,519
Realogy Corp., Letter of Credit, 3.313% 20133,6,7	1,477	1,320
Realogy Corp., Second Lien Term Loan A, 13.50% 20176,7	5,825	6,236
Boston Properties, Inc. 5.875% 2019	17,250	19,308
UDR, Inc., Series A, 5.25% 2015	13,030	13,849
Host Marriott, LP, Series K, 7.125% 2013	638	652
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	311
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	4,075	4,243
Host Hotels & Resorts LP 9.00% 2017	1,800	2,018
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,334
		915,877

Diversified financials — 2.04%
Countrywide Financial Corp. 6.25% 2010	$ A7,700	7,437
Countrywide Financial Corp., Series B, 5.80% 2012	$18,000	19,129
Bank of America Corp. 3.70% 2015	28,500	28,825
Bank of America Corp. 0.786% 20163	1,500	1,340
Bank of America Corp. 5.75% 2017	7,845	8,400
Bank of America Corp. 5.65% 2018	13,405	14,225
Bank of America Corp. 5.625% 2020	106,530	112,782
JPMorgan Chase & Co., Series 2, 1.65% 2013	6,000	6,015
JPMorgan Chase & Co. 1.546% 20153	35,770	35,552
JPMorgan Chase & Co. 3.40% 2015	43,955	45,680
JPMorgan Chase & Co. 6.00% 2018	15,000	17,155
JPMorgan Chase & Co. 4.40% 2020	30,475	31,272
Citigroup Inc. 4.75% 2015	57,590	60,653
Citigroup Inc. 6.125% 2017	27,000	29,536
Citigroup Inc. 5.375% 2020	24,650	25,552
Citigroup Inc. 6.875% 2038	1,175	1,317
Morgan Stanley 4.00% 2015	6,000	6,121
Morgan Stanley, Series F, 6.625% 2018	23,200	25,759
Morgan Stanley, Series F, 5.625% 2019	58,625	61,145
Goldman Sachs Group, Inc. 6.15% 2018	41,505	46,108
Goldman Sachs Group, Inc. 7.50% 2019	5,000	5,975
Goldman Sachs Group, Inc. 5.375% 2020	29,757	31,422
UBS AG 3.875% 2015	3,000	3,134
UBS AG 5.875% 2017	15,560	17,632
UBS AG 4.875% 2020	56,950	60,167
Capital One Financial Corp. 5.50% 2015	12,223	13,460
Capital One Financial Corp. 6.15% 2016	10,000	10,977
Capital One Capital IV 6.745% 20373	1,500	1,508
Lazard Group LLC 7.125% 2015	20,942	22,869
SLM Corp., Series A, 0.728% 20113	8,700	8,303
SLM Corp., Series A, 5.40% 2011	5,000	5,053
SLM Corp., Series A, 5.375% 2013	3,000	3,026
Northern Trust Corp. 5.50% 2013	1,000	1,125
Northern Trust Corp. 4.625% 2014	8,475	9,406
Northern Trust Corp. 5.85% 20174	3,750	4,384
Export-Import Bank of Korea 5.875% 2015	12,400	13,885
Lehman Brothers Holdings Inc., Series G, 4.80% 20145	10,000	2,262
Lehman Brothers Holdings Inc., Series I, 6.875% 20185	15,000	3,600
ING Bank NV 5.50% 2012	€3,750	5,268
Charles Schwab Corp., Series A, 6.375% 2017	$4,000	4,710
International Lease Finance Corp., Series Q, 5.45% 2011	2,000	2,017
International Lease Finance Corp., Series Q, 5.75% 2011	370	374
International Lease Finance Corp. 5.00% 2012	390	390
American Express Co. 6.15% 2017	1,650	1,902
PHH Corp. 9.25% 20164	800	836
		817,688

Insurance — 1.62%
Liberty Mutual Group Inc. 5.75% 20144	10,435	10,978
Liberty Mutual Group Inc. 6.70% 20164	11,250	12,347
Liberty Mutual Group Inc. 6.50% 20354	43,810	40,234
Liberty Mutual Group Inc. 7.50% 20364	33,110	33,774
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	6,510	6,217
Liberty Mutual Group Inc., Series C, 10.75% 20883,4	6,205	7,384
PRICOA Global Funding I 5.30% 20134	2,500	2,751
Prudential Holdings, LLC, Series C, 8.695% 20234,6	56,185	71,367
CNA Financial Corp. 5.85% 2014	11,500	12,337
CNA Financial Corp. 6.50% 2016	20,000	21,740
CNA Financial Corp. 7.35% 2019	4,270	4,809
CNA Financial Corp. 7.25% 2023	24,145	26,358
Metropolitan Life Global Funding I, 5.125% 20134	18,310	19,940
MetLife Global Funding I 2.50% 20154	19,500	19,559
MetLife Capital Trust IV 7.875% 20673,4	6,740	7,111
MetLife Capital Trust X 9.25% 20683,4	3,300	3,911
Monumental Global Funding 5.50% 20134	16,370	17,759
Monumental Global Funding III 5.25% 20144	21,500	23,193
AEGON NV 6.125% 2031	£1,730	2,731
ACE INA Holdings Inc. 5.875% 2014	$17,445	19,837
ACE INA Holdings Inc. 5.70% 2017	3,500	3,928
ACE INA Holdings Inc. 5.80% 2018	1,000	1,144
ACE Capital Trust II 9.70% 2030	12,423	15,431
AXA SA 8.60% 2030	2,315	2,683
AXA SA 6.463% (undated)3,4	40,000	35,100
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	19,351
Allstate Corp., Series B, 6.125% 20673	11,990	11,211
New York Life Global Funding 5.25% 20124	15,300	16,625
New York Life Global Funding 4.65% 20134	9,370	10,154
Principal Life Insurance Co. 5.30% 2013	18,150	19,651
Principal Life Global Funding I 4.40% 20104	16,600	16,600
UnumProvident Finance Co. PLC 6.85% 20154	2,839	3,170
Unum Group 7.125% 2016	7,000	8,089
Unum Group 5.625% 2020	4,950	5,095
Nationwide Financial Services, Inc. 6.75% 20673	17,765	15,536
Nationwide Mutual Insurance Co. 5.81% 20243,4	14,070	12,186
Assurant, Inc. 5.625% 2014	11,000	11,750
RSA Insurance Group PLC 9.375% 20393	£3,765	7,319
RSA Insurance Group PLC 8.50% (undated)3	2,429	4,040
Jackson National Life Global 5.375% 20134	$10,000	10,857
Lincoln National Corp. 5.65% 2012	10,000	10,700
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	10,460
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20114	10,000	10,187
Loews Corp. 6.00% 2035	8,225	8,475
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,308
Munich Re Finance BV 6.75% 20233	€3,550	5,245
TIAA Global Markets 4.95% 20134	$3,000	3,299
Chubb Corp. 6.375% 20673	1,000	995
		648,926

Automobiles & components — 0.10%
American Honda Finance Corp. 5.125% 20104	21,850	22,042
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,640
Ford Motor Credit Co. 7.25% 2011	2,000	2,100
Ford Motor Credit Co. 7.375% 2011	300	306
Ford Motor Credit Co. 3.277% 20123	825	825
		41,913

CONSUMER DISCRETIONARY — 3.68%
Media — 2.31%
Comcast Corp. 5.50% 2011	10,301	10,524
Comcast Cable Communications, Inc. 6.75% 2011	520	530
Tele-Communications, Inc. 9.80% 2012	17,500	19,436
Comcast Corp. 5.30% 2014	4,000	4,473
Comcast Corp. 5.85% 2015	20,875	24,219
Comcast Corp. 6.50% 2015	4,000	4,694
Comcast Corp. 5.90% 2016	1,400	1,619
Comcast Corp. 6.30% 2017	13,410	15,846
Comcast Corp. 5.875% 2018	45,975	53,127
Comcast Corp. 6.45% 2037	8,500	9,474
Comcast Corp. 6.95% 2037	15,520	18,259
Comcast Corp. 6.40% 2040	14,800	16,513
Time Warner Cable Inc. 6.20% 2013	12,700	14,316
Time Warner Cable Inc. 7.50% 2014	15,675	18,490
Time Warner Cable Inc. 8.25% 2014	15,750	18,811
Time Warner Cable Inc. 6.75% 2018	48,140	57,502
Time Warner Cable Inc. 8.25% 2019	7,215	9,330
Time Warner Inc. 5.875% 2016	30,670	35,760
Time Warner Companies, Inc. 7.25% 2017	1,600	1,967
Time Warner Inc. 4.875% 2020	15,250	16,576
Time Warner Companies, Inc. 7.57% 2024	12,340	15,518
AOL Time Warner Inc. 7.625% 2031	12,435	15,461
Time Warner Inc. 6.50% 2036	20,660	23,246
Time Warner Inc. 6.20% 2040	6,750	7,379
NBC Universal, Inc. 2.10% 20144	16,000	16,088
NBC Universal, Inc. 3.65% 20154	14,150	14,952
NBC Universal, Inc. 2.875% 20164	17,000	17,025
NBC Universal, Inc. 5.15% 20204	16,000	17,312
NBC Universal, Inc. 4.375% 20214	28,640	29,050
NBC Universal, Inc. 6.40% 20404	3,000	3,278
NBC Universal, Inc. 5.95% 20414	8,600	8,878
News America Holdings Inc. 8.00% 2016	1,000	1,268
News America Holdings Inc. 8.25% 2018	2,000	2,591
News America Inc. 6.90% 2019	30,750	37,671
News America Inc. 6.15% 2037	300	324
News America Inc. 6.65% 2037	38,900	44,897
News America Inc. 6.90% 2039	1,050	1,242
Thomson Reuters Corp. 6.50% 2018	47,225	57,435
Univision Communications, Inc., First Lien Term Loan B, 2.506% 20143,6,7	24,039	21,180
Univision Communications Inc. 12.00% 20144	3,500	3,846
Univision Communications Inc. 10.50% 20153,4,8	20,015	19,152
Virgin Media Finance PLC, Series 1, 9.50% 2016	20,750	23,551
Virgin Media Secured Finance PLC 6.50% 2018	2,750	2,915
Virgin Media Finance PLC 8.375% 20194	10,875	11,990
Cox Communications, Inc. 7.125% 2012	7,000	7,753
Cox Communications, Inc. 5.45% 2014	17,045	19,300
Cox Communications, Inc. 9.375% 20194	7,225	9,795
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,520	2,589
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	12,825	13,338
American Media Operations, Inc. 9.00% 20134,8,9	1,254	828
American Media Operations, Inc. 14.00% 20133,4,8	18,498	12,209
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	3,000	3,412
Charter Communications, Inc. 13.50% 2016	7,334	8,746
Regal Cinemas Corp., Series B, 9.375% 2012	4,125	4,125
Regal Entertainment Group 9.125% 2018	4,000	4,215
Regal Cinemas Corp. 8.625% 2019	2,000	2,107
UPC Holding BV 9.875% 20184	9,450	10,111
Warner Music Group 7.375% 2014	2,100	1,990
Warner Music Group 9.50% 2016	7,175	7,713
Grupo Televisa, SAB 6.625% 2040	7,700	8,798
AMC Entertainment Inc. 8.75% 2019	7,775	8,232
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	6,971
Radio One, Inc. 6.375% 20135	7,380	6,245
Allbritton Communications Co. 8.00% 2018	6,000	6,045
Quebecor Media Inc. 7.75% 2016	5,670	5,875
Ziggo Bond Co. BV 8.00% 2018	€4,000	5,748
UPC Germany GmbH 8.125% 20174	$1,100	1,149
UPC Germany GmbH 9.625% 2019	€2,250	3,342
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	$4,300	4,375
Gray Television, Inc. 10.50% 2015	3,355	3,368
Cinemark USA, Inc., Term Loan, 3.55% 20163,6,7	408	407
Cinemark USA, Inc. 8.625% 2019	2,000	2,140
Walt Disney Co. 5.625% 2016	2,000	2,408
TL Acquisitions, Inc., Term Loan B, 2.54% 20143,6,7	2,608	2,346
Local T.V. Finance LLC, Term Loan B, 2.29% 20133,6,7	367	337
		923,732

Retailing — 0.67%
Staples, Inc. 7.75% 2011	14,150	14,612
Staples, Inc. 9.75% 2014	30,627	37,951
Nordstrom, Inc. 6.75% 2014	35,860	42,079
Michaels Stores, Inc., Term Loan B1, 2.625% 20133,6,7	2,066	2,000
Michaels Stores, Inc. 10.00% 2014	20,775	21,996
Michaels Stores, Inc. 0%/13.00% 201610	5,435	5,258
Michaels Stores, Inc. 0%/13.00% 20164,10	1,800	1,741
Michaels Stores, Inc., Term Loan B2, 4.875% 20163,6,7	700	688
Michaels Stores, Inc. 11.375% 2016	3,000	3,274
Macy’s Retail Holdings, Inc. 8.375% 20153	21,770	25,036
Federated Retail Holdings, Inc. 5.90% 2016	375	401
Neiman Marcus Group, Inc. 9.00% 20153,8	14,867	15,518
Neiman Marcus Group, Inc. 10.375% 2015	4,325	4,563
Home Depot, Inc. 3.95% 2020	8,000	8,182
Home Depot, Inc. 5.875% 2036	6,000	6,418
Bon-Ton Department Stores, Inc. 10.25% 2014	12,050	11,930
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20163,6,7	4,350	4,359
Toys “R” Us, Inc. 8.50% 20174	6,275	6,667
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	738
Marks and Spencer Group PLC 6.25% 20174	8,500	9,320
Marks and Spencer Group PLC 7.125% 20374	850	904
Kohl’s Corp. 6.25% 2017	2,000	2,394
Kohl’s Corp. 6.00% 2033	3,878	4,260
Kohl’s Corp. 6.875% 2037	2,787	3,469
Burlington Coat Factory Warehouse Corp. 11.125% 2014	9,160	9,618
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	6,550	6,927
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,155
Dollar General Corp., Term Loan B2, 3.007% 20143,6,7	854	833
Dollar General Corp. 10.625% 2015	3,042	3,369
Dollar General Corp. 11.875% 20173,8	3,244	3,812
Edcon (Proprietary) Ltd. 4.129% 20143	€6,000	6,953
Edcon (Proprietary) Ltd. 4.129% 20143	500	579
Lowe’s Companies, Inc. 5.80% 2040	$1,790	2,020
		269,024

Automobiles & components — 0.31%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	7,505	7,838
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,616
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,225
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	21,491
DaimlerChrysler North America Holding Corp. 8.50% 2031	6,750	9,304
Volkswagen International Finance NV 1.625% 20134	10,345	10,406
Volkswagen International Finance NV 4.00% 20204	13,650	14,108
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20143,6,7	5,539	5,212
Allison Transmission Holdings, Inc. 11.00% 20154	4,160	4,534
Allison Transmission Holdings, Inc. 11.25% 20153,4,8	12,402	13,518
Tower Automotive Holdings 10.625% 20174	8,500	8,628
FCE Bank PLC 7.125% 2013	€2,000	2,842
		122,722

Consumer services — 0.29%
MGM Resorts International 6.75% 2012	$1,050	998
MGM Resorts International 6.75% 2013	1,850	1,727
MGM Resorts International 13.00% 2013	3,825	4,513
MGM Resorts International 5.875% 2014	6,575	5,654
MGM Resorts International 10.375% 2014	925	1,034
MGM Resorts International 6.625% 2015	3,600	3,033
MGM Resorts International 7.50% 2016	2,450	2,083
MGM Resorts International 11.125% 2017	4,375	5,004
MGM Resorts International 9.00% 20204	2,900	3,067
Seminole Tribe of Florida 5.798% 20134,6	8,295	8,330
Seminole Tribe of Florida 7.804% 20204,6	8,870	8,343
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,244
Boyd Gaming Corp. 7.75% 2012	1,800	1,818
Boyd Gaming Corp. 6.75% 2014	6,450	5,773
Boyd Gaming Corp. 7.125% 2016	7,875	6,625
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	4,877
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	3,982
Mohegan Tribal Gaming Authority 6.875% 2015	1,800	1,001
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	7,036
Royal Caribbean Cruises Ltd. 11.875% 2015	4,425	5,387
Marina District Finance 9.50% 20154	2,500	2,437
Marina District Finance 9.875% 20184	2,500	2,425
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,800
Seneca Gaming Corp. 7.25% 2012	3,025	2,995
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,163
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 7.75% 20204	3,000	3,180
NCL Corporation Ltd. 11.75% 2016	2,650	2,981
		114,510

Consumer durables & apparel — 0.10%
Fortune Brands, Inc. 6.375% 2014	20,000	22,711
Hanesbrands Inc., Series B, 4.121% 20143	11,105	10,744
Hanesbrands Inc. 8.00% 2016	3,100	3,290
Jarden Corp. 8.00% 2016	3,020	3,231
		39,976

ENERGY — 3.03%
Kinder Morgan Energy Partners LP 6.75% 2011	3,500	3,589
Kinder Morgan Energy Partners LP 5.00% 2013	11,571	12,640
Kinder Morgan Energy Partners LP 5.125% 2014	27,552	30,468
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,819
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	25,273
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,732
Kinder Morgan Energy Partners LP 5.30% 2020	5,000	5,399
Kinder Morgan Energy Partners LP 6.85% 2020	47,435	56,652
Kinder Morgan Energy Partners LP 6.55% 2040	4,000	4,390
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	33,106
Enbridge Energy Partners, LP 9.875% 2019	27,505	37,565
Enbridge Energy Partners, LP 5.20% 2020	20,690	22,555
Enbridge Energy Partners, LP, Series B, 7.50% 2038	28,950	36,321
Enbridge Energy Partners, LP 8.05% 20773	8,735	8,916
StatoilHydro ASA 2.90% 2014	15,360	16,128
StatoilHydro ASA 3.875% 2014	7,000	7,596
StatoilHydro ASA 5.125% 20144	3,070	3,454
Statoil ASA 3.125% 2017	40,000	41,663
StatoilHydro ASA 5.25% 2019	13,080	15,214
Gazprom OJSC, Series 13, 6.605% 2018	€8,200	12,255
Gazprom OJSC 9.25% 2019	$18,900	23,625
Gazprom OJSC 6.51% 20224	24,495	26,180
Gazprom OJSC, Series 9, 6.51% 2022	3,500	3,741
Gazprom OJSC, Series 2, 8.625% 20344	2,050	2,622
Gazprom OJSC 7.288% 2037	9,050	10,125
Gazprom OJSC 7.288% 20374	4,500	5,035
Shell International Finance BV 1.30% 2011	17,125	17,279
Shell International Finance BV 1.875% 2013	16,500	16,899
Shell International Finance BV 4.00% 2014	21,040	22,813
Shell International Finance BV 3.10% 2015	10,000	10,539
Shell International Finance BV 4.30% 2019	7,875	8,654
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,972
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,433
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,000	5,851
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,551
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	19,230	20,944
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	9,250	10,233
Rockies Express Pipeline LLC 6.25% 20134	8,500	9,241
Rockies Express Pipeline LLC 6.85% 20184	47,800	52,779
TransCanada PipeLines Ltd. 3.40% 2015	14,280	15,288
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,183
TransCanada PipeLines Ltd. 7.125% 2019	7,540	9,569
TransCanada PipeLines Ltd. 6.10% 2040	1,500	1,700
TransCanada PipeLines Ltd. 6.35% 20673	25,895	24,244
Devon Energy Corp. 5.625% 2014	12,750	14,333
Devon Energy Corp. 6.30% 2019	17,925	21,726
Devon Financing Corp. ULC 7.875% 2031	9,600	12,894
Enbridge Inc. 5.80% 2014	9,200	10,541
Enbridge Inc. 4.90% 2015	3,250	3,636
Enbridge Inc. 5.60% 2017	28,980	33,463
Petrobras International 5.75% 2020	24,140	26,845
Petrobras International 6.875% 2040	17,510	20,132
Ras Laffan Liquefied Natural Gas III 5.50% 20144	330	363
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20146	700	781
Ras Laffan Liquefied Natural Gas III 5.832% 20166	1,784	1,945
Ras Laffan Liquefied Natural Gas III 6.75% 20194	2,500	3,001
Ras Laffan Liquefied Natural Gas II 5.298% 20204,6	20,639	22,354
Ras Laffan Liquefied Natural Gas III 5.838% 20274,6	10,000	11,191
Ras Laffan Liquefied Natural Gas III 6.332% 20276	2,000	2,278
Chevron Corp. 3.95% 2014	3,200	3,502
Chevron Corp. 4.95% 2019	28,830	33,575
Husky Energy Inc. 6.25% 2012	1,760	1,894
Husky Energy Inc. 6.20% 2017	16,415	18,850
Husky Energy Inc. 7.25% 2019	10,830	13,260
Husky Energy Inc. 6.80% 2037	2,000	2,267
Williams Companies, Inc. 6.375% 20104	1,500	1,500
Williams Companies, Inc. 7.875% 2021	18,851	22,933
Williams Companies, Inc. 8.75% 2032	7,307	9,181
Pemex Finance Ltd. 8.875% 20106	1,600	1,612
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20176	11,700	14,817
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,468
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	12,895
Total Capital SA 3.00% 2015	19,250	20,217
Total Capital SA 3.125% 2015	6,850	7,228
Total Capital SA 4.45% 2020	3,500	3,838
Enterprise Products Operating LP 7.50% 2011	5,000	5,104
Enterprise Products Operating LLC 5.65% 2013	17,850	19,490
Enterprise Products Operating LLC 7.00% 20673	1,770	1,678
Petroplus Finance Ltd. 6.75% 20144	6,500	5,980
Petroplus Finance Ltd. 7.00% 20174	17,675	15,466
Petroplus Finance Ltd. 9.375% 20194	3,650	3,340
Apache Corp. 6.00% 2013	2,420	2,719
Apache Corp. 5.625% 2017	7,200	8,336
Apache Corp. 6.90% 2018	7,145	8,992
Apache Corp. 5.10% 2040	3,750	3,787
Sunoco, Inc. 9.625% 2015	8,750	10,459
Cenovus Energy Inc. 4.50% 2014	6,000	6,611
Cenovus Energy Inc. 5.70% 2019	2,750	3,228
Noble Energy, Inc. 8.25% 2019	6,750	8,794
Teekay Corp. 8.50% 2020	6,375	6,973
Qatar Petroleum 5.579% 20114,6	5,224	5,300
General Maritime Corp. 12.00% 2017	2,650	2,809
Overseas Shipholding Group, Inc. 8.125% 2018	2,400	2,505
PETRONAS Capital Ltd. 7.00% 20124	2,250	2,445
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144,6	1,187	1,261
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	1,029	1,093
Energy Transfer Partners, LP 7.50% 2020	2,200	2,327
		1,212,452

INDUSTRIALS — 2.73%
Transportation — 1.43%
Continental Airlines, Inc. 8.75% 2011	300	308
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20126	14,435	14,868
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20126	12,500	12,508
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.646% 20153,6	1,044	952
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	23,487	24,537
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20176	153	151
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20186	1,109	1,065
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20186	192	191
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	15,774	16,612
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	34,237	36,312
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20196	749	760
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	14,061	14,817
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20206	10,213	9,881
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20216	277	291
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20216	3,163	3,191
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	12,906	13,616
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	10,111	9,859
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	12,695	13,893
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	11,011	12,050
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	1,031	1,044
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20126	400	402
Northwest Airlines, Inc., Term Loan B, 3.79% 20133,6,7	2,178	2,020
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20136	11,000	11,536
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	8,040	8,422
Northwest Airlines, Inc., Term Loan A, 2.04% 20183,6,7	61,119	52,715
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	4,484	4,507
Union Pacific Corp. 5.125% 2014	8,430	9,371
Union Pacific Corp. 5.75% 2017	22,965	26,523
Union Pacific Corp. 5.70% 2018	4,000	4,671
Union Pacific Corp. 4.00% 2021	14,500	15,056
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20226	6,391	7,347
Union Pacific Corp. 6.15% 2037	10,930	12,726
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,845
Burlington Northern Santa Fe Corp. 7.00% 2014	5,125	6,002
Burlington Northern Santa Fe Corp. 5.65% 2017	12,500	14,442
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	11,661
Burlington Northern Santa Fe Corp. 4.70% 2019	9,800	10,784
Burlington Northern Santa Fe Corp. 3.60% 2020	7,500	7,609
Burlington Northern Santa Fe Corp. 6.15% 2037	4,500	5,172
BNSF Funding Trust I 6.613% 20553	9,020	9,088
AMR Corp., Series B, 10.45% 2011	150	152
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20126	1,750	1,796
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20126	5,405	5,460
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	9,015	9,240
AMR Corp. 9.00% 2012	1,300	1,274
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	38,010	40,053
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	500	465
CSX Corp. 5.75% 2013	8,385	9,244
CSX Corp. 6.25% 2018	10,000	11,890
CSX Corp. 7.375% 2019	15,000	18,861
Norfolk Southern Corp. 6.75% 2011	991	1,011
Norfolk Southern Corp. 5.75% 2016	6,740	7,808
Norfolk Southern Corp. 5.75% 2018	5,000	5,864
Norfolk Southern Corp. 5.90% 2019	11,250	13,400
Norfolk Southern Corp. 7.05% 2037	3,400	4,387
United Air Lines, Inc., Term Loan B, 2.313% 20143,6,7	8,238	7,767
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,6	851	791
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	6,742	6,772
Kansas City Southern Railway Co. 13.00% 2013	2,190	2,647
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,595
CEVA Group PLC, Bridge Loan, 9.327% 20153,6,7,9	1,500	1,208
CEVA Group PLC 11.625% 20164	890	943
CEVA Group PLC 11.50% 20184	1,650	1,733
RailAmerica, Inc. 9.25% 2017	3,200	3,524
Canadian National Railway Co. 6.375% 2037	1,000	1,253
		571,943

Capital goods — 1.18%
Volvo Treasury AB 5.95% 20154	65,813	71,880
Volvo Treasury AB 5.00% 2017	€3,115	4,516
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,6	$15,305	15,885
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,6	26,038	28,621
BAE Systems Holdings Inc. 4.95% 20144	16,250	17,947
BAE Systems Holdings Inc. 6.375% 20194	200	236
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,185
Northrop Grumman Corp. 3.70% 2014	9,500	10,198
Northrop Grumman Corp. 7.75% 2016	13,420	16,969
Northrop Grumman Corp. 5.05% 2019	17,180	19,542
Northrop Grumman Systems Corp. 7.75% 2031	3,000	4,131
Lockheed Martin Corp. 4.121% 2013	6,000	6,437
Lockheed Martin Corp. 4.25% 2019	25,475	27,824
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	7,118
Hutchison Whampoa International Ltd. 7.00% 20114	24,300	24,814
Hutchison Whampoa International Ltd. 6.50% 20134	7,200	7,948
Raytheon Co. 6.40% 2018	9,500	11,634
Raytheon Co. 6.75% 2018	4,030	5,012
Raytheon Co. 4.40% 2020	10,970	12,239
US Investigations Services, Inc., Term Loan B, 3.292% 20153,6,7	3,637	3,314
US Investigations Services, Inc., Term Loan B, 7.75% 20153,6,7	5,875	5,901
US Investigations Services, Inc. 10.50% 20154	9,200	9,165
US Investigations Services, Inc. 11.75% 20164	6,155	6,009
Koninklijke Philips Electronics NV 5.75% 2018	20,000	23,376
United Technologies Corp. 4.50% 2020	14,430	16,213
United Technologies Corp. 5.70% 2040	5,000	5,749
TransDigm Inc. 7.75% 2014	12,585	12,790
TransDigm Inc. 7.75% 2014	1,325	1,347
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.23% 20143,6,7	302	284
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.23% 20143,6,7	293	275
DAE Aviation Holdings, Inc. 11.25% 20154	13,285	13,452
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.189% 20143,6,7	333	270
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.256% 20143,6,7	5,630	4,564
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20143,6,7	1,114	1,110
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,8	9,847	7,422
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	102
Ashtead Group PLC 8.625% 20154	4,675	4,839
Ashtead Capital, Inc. 9.00% 20164	7,450	7,748
General Electric Capital Corp., Series A, 6.00% 2019	10,000	11,271
Honeywell International Inc. 5.00% 2019	8,725	10,092
John Deere Capital Corp. 5.40% 2011	3,500	3,669
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,244
John Deere Capital Corp. 5.10% 2013	150	164
Atlas Copco AB 5.60% 20174	4,525	5,028
Esterline Technologies Corp. 6.625% 2017	2,400	2,472
Esterline Technologies Corp. 7.00% 20204	1,440	1,498
RBS Global, Inc. 8.50% 2018	2,000	2,042
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,759
Esco Corp. 4.167% 20133,4	325	299
Esco Corp. 8.625% 20134	1,100	1,133
Sequa Corp., Term Loan B, 3.79% 20143,6,7	874	821
Oshkosh Corp. 8.50% 2020	750	816
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	523
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	228
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	416
		470,541

Commercial & professional services — 0.12%
Nielsen Finance LLC, Term Loan A, 2.258% 20133,6,7	3,378	3,244
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	2,150	2,271
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,881
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	22,275	22,414
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	475	541
ARAMARK Corp., Term Loan B, 2.164% 20143,6,7	283	270
ARAMARK Corp., Letter of Credit, 2.18% 20143,6,7	23	22
ARAMARK Corp. 3.966% 20153	3,450	3,161
ARAMARK Corp. 8.50% 2015	9,450	9,875
ARAMARK Corp., Letter of Credit, 3.405% 20163,6,7	163	161
ARAMARK Corp., Term Loan B, 3.539% 20163,6,7	2,484	2,441
		46,281

UTILITIES — 2.63%
Energy East Corp. 6.75% 2012	7,155	7,751
Iberdrola Finance Ireland 3.80% 20144	37,910	38,981
Scottish Power PLC 5.375% 2015	31,415	34,181
Iberdrola Finance Ireland 5.00% 20194	11,500	11,506
Jersey Central Power & Light Co. 5.625% 2016	1,310	1,491
Ohio Edison Co. 6.40% 2016	12,440	14,501
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,381
Pennsylvania Electric Co. 6.05% 2017	5,165	5,868
Jersey Central Power & Light Co. 4.80% 2018	11,025	11,610
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	32,852
Toledo Edison Co. 7.25% 2020	10,000	12,616
Toledo Edison Co. 6.15% 2037	3,815	4,249
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	24,367
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	59,410
E.ON International Finance BV 5.80% 20184	70,625	83,705
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,285
MidAmerican Energy Co. 5.125% 2013	3,000	3,281
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,209
MidAmerican Energy Co. 4.65% 2014	5,000	5,580
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	247
MidAmerican Energy Co. 5.95% 2017	3,000	3,571
MidAmerican Energy Co. 5.30% 2018	5,000	5,765
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	43,942
Niagara Mohawk Power 3.553% 20144	15,690	16,569
National Grid PLC 6.30% 2016	37,605	44,447
National Grid Co. PLC 5.875% 2024	£170	300
Veolia Environnement 5.25% 2013	$18,235	19,886
Veolia Environnement 6.00% 2018	11,445	13,249
Veolia Environnement 6.125% 2033	€13,640	23,488
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$2,500	2,872
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	5,000	5,621
Consumers Energy Co. 5.65% 2018	6,925	8,058
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	36,740
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,989
Enel Finance International SA 3.875% 20144	32,990	34,603
Enel Finance International SA 5.125% 20194	1,000	1,062
ENEL SpA 5.625% 2027	€5,760	9,025
Israel Electric Corp. Ltd. 7.25% 20194	$24,800	28,107
Israel Electric Corp. 7.25% 2019	8,125	9,208
Israel Electric Corp. Ltd. 8.10% 20964	6,250	7,016
Edison Mission Energy 7.75% 2016	3,025	2,382
Midwest Generation, LLC, Series B, 8.56% 20166	13,037	12,890
Edison Mission Energy 7.00% 2017	3,375	2,455
Edison Mission Energy 7.20% 2019	9,400	6,698
Homer City Funding LLC 8.734% 20266	1,888	1,728
Edison Mission Energy 7.625% 2027	6,900	4,675
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,556
Progress Energy, Inc. 6.05% 2014	2,100	2,393
Progress Energy, Inc. 7.05% 2019	15,175	18,843
Ohio Power Co., Series H, 4.85% 2014	5,965	6,495
Ohio Power Co., Series K, 6.00% 2016	15,000	17,467
Ohio Power Co., Series G, 6.60% 2033	1,500	1,751
PG&E Corp. 5.75% 2014	2,000	2,251
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,322
Pacific Gas and Electric Co. 3.50% 2020	13,435	13,332
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,713
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,927
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,162
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	12,079
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,515
Public Service Co. of Colorado 5.80% 2018	6,300	7,525
Public Service Co. of Colorado 5.125% 2019	4,350	5,017
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,508
Union Electric Co. 4.65% 2013	3,000	3,260
Ameren Corp. 8.875% 2014	7,000	8,115
Union Electric Co. 5.40% 2016	5,750	6,399
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20143,6,7	14,989	11,678
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	9,505	6,273
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	1,820	1,201
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	12,000	12,817
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,884
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20364	2,000	2,059
Electricité de France SA 6.50% 20194	14,250	17,432
Intergen Power 9.00% 20174	15,450	16,416
AES Corp. 8.75% 20134	248	252
AES Corp. 7.75% 2015	11,575	12,443
AES Corp. 8.00% 2020	3,350	3,652
PSEG Power LLC 7.75% 2011	10,000	10,371
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,711
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,946
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	11,689
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,784
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,698
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,465
SP PowerAssets Ltd. 5.00% 20134	8,000	8,740
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20286	7,125	8,103
Kern River Funding Corp. 4.893% 20184,6	6,903	7,334
NRG Energy, Inc. 7.25% 2014	2,900	2,983
NRG Energy, Inc. 7.375% 2016	2,800	2,888
NRG Energy, Inc. 7.375% 2017	700	719
Colbun SA 6.00% 20204	5,400	5,716
Consolidated Edison Co. of New York 4.45% 2020	5,000	5,499
Korea East-West Power Co., Ltd. 4.875% 20114	5,000	5,057
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,6	2,414	2,688
Teco Finance, Inc. 5.15% 2020	1,700	1,863
		1,053,408

TELECOMMUNICATION SERVICES — 2.50%
Olivetti Finance NV 7.25% 2012	€8,830	12,892
Telecom Italia Capital SA 5.25% 2015	$72,100	77,891
Telecom Italia Capital SA 6.999% 2018	23,000	26,461
Telecom Italia Capital SA 7.175% 2019	31,500	37,033
Telecom Italia Capital SA 6.375% 2033	2,833	2,803
Telecom Italia SpA 7.75% 2033	€8,270	13,381
Telecom Italia Capital SA 7.20% 2036	$2,000	2,157
Telecom Italia Capital SA 7.721% 2038	5,917	6,702
Verizon Communications Inc. 3.75% 2011	53,625	54,697
ALLTEL Corp. 7.00% 2012	18,299	20,140
Verizon Global Funding Corp. 7.375% 2012	7,500	8,409
Verizon Communications Inc. 5.55% 2014	4,710	5,330
Verizon Communications Inc. 8.50% 2018	16,000	21,820
Verizon Communications Inc. 8.75% 2018	27,000	36,796
AT&T Wireless Services, Inc. 7.875% 2011	15,455	15,918
SBC Communications Inc. 5.875% 2012	20,337	22,145
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,037
AT&T Inc. 4.95% 2013	20,950	22,777
SBC Communications Inc. 5.10% 2014	4,745	5,332
SBC Communications Inc. 5.625% 2016	29,575	34,396
AT&T Inc. 5.50% 2018	1,000	1,162
AT&T Inc. 6.55% 2039	9,500	11,087
France Télécom 7.75% 20113	25,000	25,736
France Télécom 4.375% 2014	19,110	21,087
France Télécom 2.125% 2015	41,960	42,301
Telefónica Emisiones, SAU 3.729% 2015	3,240	3,392
Telefónica Emisiones, SAU 4.949% 2015	23,212	25,423
Telefónica Emisiones, SAU 4.375% 2016	€9,705	13,908
Telefónica Emisiones, SAU 5.134% 2020	$16,266	17,730
Cricket Communications, Inc. 9.375% 2014	37,785	39,296
Cricket Communications, Inc. 10.00% 2015	2,360	2,561
Cricket Communications, Inc. 7.75% 2016	11,600	12,369
Sprint Capital Corp. 8.375% 2012	900	968
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,667
Nextel Communications, Inc., Series F, 5.95% 2014	29,070	29,070
Nextel Communications, Inc., Series D, 7.375% 2015	8,700	8,787
Vodafone Group PLC, Term Loan, 6.875% 20156,7,8,9	4,600	4,623
Vodafone Group PLC 5.625% 2017	16,080	18,426
Vodafone Group PLC 5.45% 2019	25,000	28,982
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,471
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,882
Deutsche Telekom International Finance BV 6.75% 2018	13,900	17,048
MetroPCS Wireless, Inc. 9.25% 2014	17,225	18,129
MetroPCS Wireless, Inc. 9.25% 2014	11,125	11,709
América Móvil, SAB de CV 5.00% 2020	6,700	7,260
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,167
América Móvil, SAB de CV 6.125% 2040	$14,250	15,934
Wind Acquisition SA 11.75% 20174	17,275	19,445
Koninklijke KPN NV 8.375% 2030	12,725	17,585
PCCW-HKT Capital Ltd. 8.00% 20113,4	15,000	15,933
American Tower Corp. 4.625% 2015	14,875	15,880
Clearwire Communications LLC/Finance 12.00% 20154	12,900	13,964
Clearwire Communications LLC/Finance 12.00% 20154	1,500	1,624
Frontier Communications Corp. 7.875% 2015	1,525	1,655
Frontier Communications Corp. 8.25% 2017	5,825	6,400
Frontier Communications Corp. 8.50% 2020	2,900	3,215
Frontier Communications Corp. 8.75% 2022	1,825	2,017
Intelsat, Ltd. 8.875% 2015	4,275	4,446
Intelsat Jackson Holding Co., Series B, 8.875% 20154	1,950	2,028
Intelsat Jackson Holding Co. 9.50% 2016	2,100	2,250
Intelsat Jackson Holding Co. 8.50% 20194	1,175	1,281
Digicel Group Ltd. 12.00% 20144	5,000	5,813
Digicel Group Ltd. 8.875% 20154	2,150	2,204
Trilogy International Partners, LLC, 10.25% 20164	7,000	6,545
SK Telecom Co., Ltd. 4.25% 20114	6,000	6,086
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,684
Singapore Telecommunications Ltd. 6.375% 20114	2,050	2,173
Crown Castle International Corp. 9.00% 2015	2,550	2,811
Crown Castle International Corp. 7.75% 20174	300	333
Sorenson Communications 10.50% 20154	3,575	2,109
Hawaiian Telcom Communications, Inc. 8.765% 20133,5,9	3,605	11
Hawaiian Telcom Communications, Inc. 9.75% 20135	7,715	23
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20143,6,7,8	2,181	1,685
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20155	3,050	—
Orascom Telecom 7.875% 20144	1,010	982
SBA Telecommunications, Inc. 8.00% 2016	725	783
		999,257

HEALTH CARE — 2.11%
Pharmaceuticals, biotechnology & life sciences — 1.19%
Roche Holdings Inc. 5.00% 20144	25,000	27,987
Roche Holdings Inc. 6.00% 20194	37,930	45,923
Roche Holdings Inc. 7.00% 20394	21,060	28,356
Pfizer Inc 4.45% 2012	11,040	11,625
Pfizer Inc 5.35% 2015	5,125	5,919
Wyeth 5.50% 2016	15,000	17,570
Pfizer Inc 6.20% 2019	29,900	36,877
Pfizer Inc 7.20% 2039	10,000	13,654
Schering-Plough Corp. 5.30% 20133	6,000	6,765
Schering-Plough Corp. 5.375% 2014	€13,155	20,122
Merck & Co., Inc. 4.00% 2015	$3,000	3,323
Schering-Plough Corp. 6.00% 2017	23,740	28,885
Merck & Co., Inc. 5.85% 2039	10,500	12,685
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	22,011
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	17,848
GlaxoSmithKline Capital Inc. 6.375% 2038	15,000	18,713
Biogen Idec Inc. 6.00% 2013	30,050	32,938
Biogen Idec Inc. 6.875% 2018	20,000	23,504
Novartis Capital Corp. 1.90% 2013	15,000	15,407
Novartis Capital Corp. 4.125% 2014	11,025	12,049
Novartis Capital Corp. 2.90% 2015	7,750	8,179
Novartis Securities Investment Ltd. 5.125% 2019	4,530	5,210
Abbott Laboratories 2.70% 2015	11,500	12,093
Abbott Laboratories 5.125% 2019	10,000	11,546
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	11,010	11,340
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	9,340	9,480
AstraZeneca PLC 5.40% 2012	12,000	13,080
Patheon Inc. 8.625% 20174	2,010	2,070
Quintiles Transnational 9.50% 20143,4,8	1,980	2,039
		477,198

Health care equipment & services — 0.92%
Cardinal Health, Inc. 5.50% 2013	12,535	13,762
Cardinal Health, Inc. 4.00% 2015	10,340	11,079
Cardinal Health, Inc. 5.80% 2016	11,509	13,355
Allegiance Corp. 7.00% 2026	9,635	11,727
Express Scripts Inc. 5.25% 2012	14,105	15,064
Express Scripts Inc. 6.25% 2014	28,133	32,327
Hospira, Inc. 6.40% 2015	3,010	3,492
Hospira, Inc. 6.05% 2017	31,280	35,972
UnitedHealth Group Inc. 5.25% 2011	2,463	2,510
UnitedHealth Group Inc. 6.00% 2017	25,642	30,003
UnitedHealth Group Inc. 5.80% 2036	1,000	1,050
Boston Scientific Corp. 4.50% 2015	4,530	4,639
Boston Scientific Corp. 6.25% 2015	11,115	11,948
Boston Scientific Corp. 5.125% 2017	4,265	4,314
Boston Scientific Corp. 6.00% 2020	7,860	8,398
Boston Scientific Corp. 7.375% 2040	575	657
Coventry Health Care, Inc. 6.30% 2014	13,395	14,354
Coventry Health Care, Inc. 5.95% 2017	11,440	11,459
Aetna Inc. 5.75% 2011	17,500	18,104
Aetna Inc. 3.95% 2020	5,000	5,005
PTS Acquisition Corp. 9.50% 20153,8	22,716	23,057
Medco Health Solutions, Inc. 2.75% 2015	19,150	19,474
VWR Funding, Inc., Series B, 10.25% 20153,8	17,894	18,654
Tenet Healthcare Corp. 7.375% 2013	8,195	8,748
Tenet Healthcare Corp. 9.25% 2015	6,770	7,303
Tenet Healthcare Corp. 8.875% 2019	1,360	1,508
Surgical Care Affiliates, Inc. 8.875% 20153,4,8	3,927	4,021
Surgical Care Affiliates, Inc. 10.00% 20174	6,845	7,025
WellPoint, Inc. 5.00% 2011	1,000	1,012
WellPoint, Inc. 4.35% 2020	4,000	4,154
WellPoint, Inc. 5.80% 2040	3,000	3,151
Bausch & Lomb Inc. 9.875% 2015	7,625	8,149
HealthSouth Corp. 10.75% 2016	5,550	6,112
HCA Inc. 9.125% 2014	295	312
HCA Inc. 9.25% 2016	530	575
HCA Inc. 9.625% 20163,8	557	606
HCA Inc., Term Loan B2, 3.539% 20173,6,7	1,673	1,623
Symbion Inc. 11.75% 20153,8	2,773	2,427
Merge Healthcare Inc. 11.75% 20154	1,225	1,243
		368,373

CONSUMER STAPLES — 1.78%
Food & staples retailing — 0.98%
Kroger Co. 5.00% 2013	18,000	19,621
Kroger Co. 7.50% 2014	14,798	17,500
Kroger Co. 3.90% 2015	13,580	14,755
Kroger Co. 6.40% 2017	45,875	54,918
The Kroger Co. 7.00% 2018	2,506	3,023
CVS Caremark Corp. 6.117% 20134,6	671	714
CVS Caremark Corp. 6.60% 2019	18,771	22,817
CVS Caremark Corp. 5.789% 20264,6	14,609	15,241
CVS Caremark Corp. 6.036% 20286	19,051	20,216
CVS Caremark Corp. 6.943% 20306	22,141	25,005
CVS Caremark Corp. 6.125% 2039	5,700	6,315
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,237
Wal-Mart Stores, Inc. 5.80% 2018	12,800	15,422
Wal-Mart Stores, Inc. 3.625% 2020	3,570	3,739
Wal-Mart Stores, Inc. 4.875% 2040	6,300	6,460
Tesco PLC 5.50% 20174	31,959	36,727
Delhaize Group 5.875% 2014	6,890	7,783
Delhaize Group 6.50% 2017	19,205	22,932
Delhaize America, Inc. 9.00% 2031	3,850	5,456
Safeway Inc. 6.25% 2014	100	115
Safeway Inc. 6.35% 2017	15,000	17,751
Safeway Inc. 5.00% 2019	1,000	1,100
Safeway Inc. 3.95% 2020	6,360	6,409
Safeway Inc. 7.25% 2031	3,000	3,714
SUPERVALU INC. 7.50% 2012	365	379
Albertson’s, Inc. 7.25% 2013	3,525	3,613
SUPERVALU INC. 7.50% 2014	830	838
SUPERVALU INC. 8.00% 2016	12,525	12,682
Tops Markets 10.125% 20154	13,075	14,105
Stater Bros. Holdings Inc. 8.125% 2012	5,275	5,308
Stater Bros. Holdings Inc. 7.75% 2015	5,150	5,305
Walgreen Co. 4.875% 2013	5,000	5,551
Costco Wholesale Corp. 5.30% 2012	3,000	3,201
Ingles Markets, Inc. 8.875% 2017	2,550	2,760
		393,712

Food, beverage & tobacco — 0.78%
Anheuser-Busch InBev NV 2.50% 2013	5,000	5,133
Anheuser-Busch InBev NV 7.20% 20144	25,000	29,153
Anheuser-Busch InBev NV 3.625% 2015	29,250	30,927
Anheuser-Busch InBev NV 4.125% 2015	37,375	40,272
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,524
Anheuser-Busch InBev NV 6.875% 20194	$7,740	9,649
Anheuser-Busch InBev NV 7.75% 20194	18,367	23,864
Anheuser-Busch InBev NV 5.00% 2020	2,500	2,760
Anheuser-Busch InBev NV 5.375% 2020	17,600	19,904
Altria Group, Inc. 9.70% 2018	7,925	10,743
Altria Group, Inc. 9.25% 2019	20,550	27,591
Kraft Foods Inc. 2.625% 2013	10,215	10,594
Kraft Foods Inc. 4.125% 2016	5,000	5,415
Kraft Foods Inc. 5.375% 2020	13,390	14,985
Kraft Foods Inc. 6.50% 2040	2,000	2,350
PepsiCo, Inc. 3.10% 2015	22,000	23,467
British American Tobacco International Finance PLC 9.50% 20184	13,000	17,702
Coca-Cola Co. 4.875% 2019	7,500	8,630
Smithfield Foods, Inc., Series B, 7.75% 2013	150	156
Smithfield Foods, Inc. 10.00% 20144	2,475	2,859
Smithfield Foods, Inc. 7.75% 2017	3,825	3,897
Cott Beverages Inc. 8.375% 20174	1,000	1,063
Cott Beverages Inc. 8.125% 20184	4,000	4,255
CEDC Finance Corp. 9.125% 20164	3,500	3,780
BFF International Ltd. 7.25% 20204	3,000	3,240
Diageo Capital PLC 5.75% 2017	1,437	1,698
Constellation Brands, Inc. 8.375% 2014	550	610
Constellation Brands, Inc. 7.25% 2017	750	803
Tyson Foods, Inc. 10.50% 2014	700	846
Tyson Foods, Inc. 7.35% 20163	500	556
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,293
		312,719

Household & personal products — 0.02%
Spectrum Brands Inc. 9.50% 20184	5,150	5,530
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,643
Procter & Gamble Co. 3.50% 2015	150	164
		7,337

MATERIALS — 0.84%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	35,750	39,872
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	3,089
Rio Tinto Finance (USA) Ltd. 9.00% 2019	22,670	31,687
Dow Chemical Co. 7.60% 2014	21,250	24,841
Dow Chemical Co. 5.70% 2018	1,700	1,851
Dow Chemical Co. 8.55% 2019	14,800	18,718
Dow Chemical Co. 9.40% 2039	1,200	1,704
International Paper Co. 7.40% 2014	26,750	31,008
International Paper Co. 7.95% 2018	6,970	8,465
International Paper Co. 7.50% 2021	4,330	5,190
ArcelorMittal 3.75% 2015	28,500	28,836
ArcelorMittal 7.00% 2039	3,000	3,074
Reynolds Group 7.75% 20164	13,700	14,008
Reynolds Group 8.50% 20184	5,540	5,443
CEMEX Finance LLC 9.50% 20164	9,450	9,556
CEMEX Finance LLC 9.50% 2016	5,925	5,991
CEMEX SA 9.25% 20204	1,126	1,061
Georgia Gulf Corp. 9.00% 20174	12,975	13,656
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,904
Ball Corp. 7.125% 2016	3,990	4,329
Ball Corp. 7.375% 2019	2,480	2,709
Ball Corp. 6.75% 2020	1,390	1,480
Anglo American Capital PLC 2.15% 20134	7,545	7,605
Plastipak Holdings, Inc. 8.50% 20154	7,165	7,452
Vale Overseas Ltd. 6.25% 2016	5,650	6,429
Ardagh Packaging Finance 7.375% 2017	€3,800	5,180
Ardagh Packaging Finance 7.375% 20174	$200	206
Ardagh Packaging Finance 9.125% 20204	300	300
Ardagh Packaging Finance 9.25% 2020	€300	409
Praxair, Inc. 4.375% 2014	$1,850	2,036
Praxair, Inc. 4.625% 2015	2,500	2,808
Newpage Corp. 11.375% 2014	4,720	4,295
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,316
Nalco Co., Term Loan B, 5.75% 20163,6,7	731	731
Nalco Co. 8.25% 2017	300	333
Yara International ASA 7.875% 20194	2,675	3,330
Airgas, Inc. 7.125% 20184	3,000	3,319
Arbermarle Corp. 5.10% 2015	2,156	2,374
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,346
ICI Wilmington, Inc. 5.625% 2013	2,000	2,227
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,279
Graphic Packaging International, Inc. 7.875% 2018	865	893
Georgia-Pacific Corp. 8.125% 2011	2,065	2,153
Owens-Brockway Glass Container Inc. 6.75% 2014	325	336
Owens-Brockway Glass Container Inc. 7.375% 2016	1,645	1,779
Rockwood Specialties Group, Inc. 7.50% 2014	1,355	1,392
Rockwood Specialties Group, Inc. 7.625% 2014	€500	700
Smurfit Capital Funding PLC 7.50% 2025	$2,150	1,935
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,668
Rock-Tenn Co. 9.25% 2016	1,050	1,158
LBI Escrow Corp 8.00% 20174	900	986
Solutia Inc. 8.75% 2017	610	669
Teck Resources Ltd. 10.75% 2019	460	580
		335,696

INFORMATION TECHNOLOGY — 0.74%
Semiconductors & semiconductor equipment — 0.37%
Freescale Semiconductor, Inc. 8.875% 2014	4,300	4,316
Freescale Semiconductor, Inc. 9.125% 20143,8	19,834	19,934
Freescale Semiconductor, Inc., Term Loan, 4.509% 20163,6,7	678	621
Freescale Semiconductor, Inc. 10.125% 2016	8,780	8,034
Freescale Semiconductor, Inc. 9.25% 20184	5,250	5,486
Freescale Semiconductor, Inc. 10.125% 20184	6,925	7,410
KLA-Tencor Corp. 6.90% 2018	31,760	36,486
National Semiconductor Corp. 6.15% 2012	3,850	4,106
National Semiconductor Corp. 6.60% 2017	23,000	26,847
NXP BV and NXP Funding LLC 3.276% 20133	3,245	3,079
NXP BV and NXP Funding LLC 10.00% 201311	6,882	7,699
NXP BV and NXP Funding LLC 7.875% 2014	1,000	1,040
NXP BV and NXP Funding LLC 8.625% 2015	€5,125	6,847
NXP BV and NXP Funding LLC 9.50% 2015	$5,420	5,569
NXP BV and NXP Funding LLC 9.75% 20184	6,075	6,500
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,260
		147,234

Software & services — 0.23%
First Data Corp., Term Loan B2, 3.006% 20143,6,7	14,910	13,150
First Data Corp. 9.875% 2015	23,100	18,826
First Data Corp. 9.875% 2015	4,225	3,475
First Data Corp. 10.55% 20158	11,243	9,136
First Data Corp. 11.25% 2016	2,500	1,813
First Data Corp. 8.875% 20204	6,000	6,255
Oracle Corp. 3.75% 2014	16,600	18,107
International Business Machines Corp. 5.70% 2017	3,750	4,486
International Business Machines Corp. 5.60% 2039	6,000	6,931
Serena Software, Inc. 10.375% 2016	7,645	7,874
SunGard Data Systems Inc. 9.125% 2013	3,425	3,515
		93,568

Technology hardware & equipment — 0.14%
Cisco Systems, Inc. 2.90% 2014	10,125	10,749
Cisco Systems, Inc. 5.50% 2016	2,000	2,362
Cisco Systems, Inc. 4.95% 2019	2,500	2,865
Cisco Systems, Inc. 4.45% 2020	6,500	7,156
Sanmina-SCI Corp. 3.042% 20143,4	7,871	7,458
Sanmina-SCI Corp. 8.125% 2016	11,490	11,835
Jabil Circuit, Inc. 8.25% 2018	13,225	14,845
		57,270

Total corporate bonds & notes		11,741,562

MORTGAGE-BACKED OBLIGATIONS — 27.92%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS6 — 22.64%
Fannie Mae 4.89% 2012	25,000	25,735
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	4,407	4,782
Fannie Mae 4.00% 2019	22,357	23,577
Fannie Mae 4.50% 2019	14,323	15,209
Fannie Mae 4.50% 2019	13,652	14,496
Fannie Mae 5.50% 2019	123	133
Fannie Mae 5.50% 2020	10,525	11,414
Fannie Mae 5.50% 2020	1,213	1,315
Fannie Mae 11.226% 20203	127	146
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	13,195	13,766
Fannie Mae 5.00% 2023	5,968	6,367
Fannie Mae 5.50% 2023	33,176	35,700
Fannie Mae 5.50% 2023	29,710	32,152
Fannie Mae 6.00% 2023	3,375	3,652
Fannie Mae 4.00% 2024	44,576	46,612
Fannie Mae 4.00% 2024	42,992	44,955
Fannie Mae 4.00% 2024	41,334	43,241
Fannie Mae 4.00% 2024	40,565	42,417
Fannie Mae 4.00% 2024	33,352	34,875
Fannie Mae 4.00% 2024	21,073	22,035
Fannie Mae 4.00% 2024	20,507	21,443
Fannie Mae 4.00% 2024	20,483	21,428
Fannie Mae 4.50% 2024	42,220	44,428
Fannie Mae 4.50% 2024	40,001	42,093
Fannie Mae 4.50% 2024	39,974	42,090
Fannie Mae 4.50% 2024	26,947	28,373
Fannie Mae 4.50% 2024	25,744	27,107
Fannie Mae 4.50% 2024	20,602	21,699
Fannie Mae 4.50% 2024	16,246	17,106
Fannie Mae 4.50% 2024	11,226	11,821
Fannie Mae 4.50% 2024	6,915	7,281
Fannie Mae 4.50% 2024	3,708	3,904
Fannie Mae 4.50% 2024	1,298	1,367
Fannie Mae 4.50% 2024	995	1,047
Fannie Mae 4.50% 2024	808	850
Fannie Mae 6.00% 2024	8,541	9,273
Fannie Mae 3.00% 2025	125,000	126,133
Fannie Mae 3.50% 2025	1,048,750	1,082,179
Fannie Mae 3.50% 2025	77,100	79,268
Fannie Mae 4.00% 2025	189,705	198,724
Fannie Mae 4.00% 2025	124,583	130,506
Fannie Mae 4.00% 2025	53,497	56,041
Fannie Mae 4.00% 2025	47,867	50,143
Fannie Mae 4.00% 2025	36,170	37,890
Fannie Mae 4.00% 2025	34,087	35,708
Fannie Mae 4.00% 2025	29,373	30,769
Fannie Mae 4.00% 2025	27,474	28,780
Fannie Mae 4.00% 2025	19,398	20,320
Fannie Mae 4.00% 2025	12,823	13,433
Fannie Mae 4.00% 2025	11,602	12,153
Fannie Mae 4.00% 2025	9,862	10,331
Fannie Mae 4.00% 2025	9,852	10,321
Fannie Mae 4.00% 2025	8,959	9,385
Fannie Mae 4.00% 2025	7,047	7,382
Fannie Mae 4.00% 2025	6,701	7,020
Fannie Mae 4.00% 2025	6,193	6,488
Fannie Mae 4.00% 2025	5,825	6,102
Fannie Mae 4.00% 2025	3,948	4,136
Fannie Mae 4.00% 2025	2,960	3,100
Fannie Mae 4.50% 2025	111,910	117,782
Fannie Mae 4.50% 2025	49,316	51,904
Fannie Mae 4.50% 2025	16,440	17,302
Fannie Mae 4.50% 2025	16,346	17,203
Fannie Mae 4.50% 2025	15,704	16,528
Fannie Mae 4.50% 2025	14,211	14,957
Fannie Mae, Series 2001-4, Class GA, 9.917% 20253	332	388
Fannie Mae, Series 2001-4, Class NA, 11.757% 20253	1,136	1,283
Fannie Mae 4.118% 20263	386	408
Fannie Mae 6.00% 2026	20,321	22,062
Fannie Mae 5.50% 2027	13,306	14,263
Fannie Mae 6.00% 2028	5,258	5,675
Fannie Mae 6.00% 2028	4,709	5,074
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,666	1,325
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	535	631
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	4,026	4,437
Fannie Mae, Series 2001-20, Class E, 9.629% 20313	53	62
Fannie Mae 6.50% 2032	571	622
Fannie Mae 6.50% 2034	860	938
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	4,920	5,454
Fannie Mae 6.50% 2035	6,235	6,937
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,158	6,312
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	6,711	6,026
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,496	1,339
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	5,869	6,403
Fannie Mae 5.50% 2036	2,789	2,983
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	16,651	18,456
Fannie Mae 6.00% 2036	16,849	18,242
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	14,812	16,326
Fannie Mae 6.00% 2036	7,496	8,098
Fannie Mae 6.00% 2036	6,841	7,405
Fannie Mae 6.00% 2036	4,864	5,276
Fannie Mae 6.50% 2036	15,428	16,876
Fannie Mae 6.50% 2036	9,523	10,430
Fannie Mae 7.00% 2036	1,433	1,591
Fannie Mae 7.00% 2036	717	798
Fannie Mae 7.50% 2036	549	603
Fannie Mae 7.50% 2036	112	123
Fannie Mae 8.00% 2036	1,389	1,535
Fannie Mae 5.177% 20373	774	825
Fannie Mae 5.451% 20373	13,813	14,613
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	24,796	27,317
Fannie Mae 5.543% 20373	6,156	6,458
Fannie Mae 5.60% 20373	21,706	23,012
Fannie Mae 5.692% 20373	7,993	8,390
Fannie Mae 5.707% 20373	9,885	10,416
Fannie Mae 5.785% 20373	12,347	13,188
Fannie Mae 5.873% 20373	5,190	5,423
Fannie Mae 6.00% 2037	76,259	82,067
Fannie Mae 6.00% 2037	49,306	53,058
Fannie Mae 6.00% 2037	32,053	34,492
Fannie Mae 6.00% 2037	29,589	31,843
Fannie Mae 6.00% 2037	25,528	27,519
Fannie Mae 6.00% 2037	25,447	27,383
Fannie Mae 6.00% 2037	22,271	23,967
Fannie Mae 6.00% 2037	18,637	20,056
Fannie Mae 6.00% 2037	14,542	15,635
Fannie Mae 6.00% 2037	10,674	11,487
Fannie Mae 6.00% 2037	10,664	11,476
Fannie Mae 6.00% 2037	7,526	8,113
Fannie Mae 6.00% 2037	7,318	7,774
Fannie Mae 6.00% 2037	6,335	6,817
Fannie Mae 6.00% 2037	3,910	4,154
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,353	3,649
Fannie Mae 6.00% 2037	2,766	2,988
Fannie Mae 6.00% 2037	2,132	2,295
Fannie Mae 6.00% 2037	1,887	2,030
Fannie Mae 6.00% 2037	1,593	1,715
Fannie Mae 6.00% 2037	107	115
Fannie Mae 6.50% 2037	18,576	20,272
Fannie Mae 6.50% 2037	17,361	18,968
Fannie Mae 6.50% 2037	15,758	17,197
Fannie Mae 6.50% 2037	11,310	12,295
Fannie Mae 6.50% 2037	9,512	10,249
Fannie Mae 6.50% 2037	1,453	1,584
Fannie Mae 7.00% 2037	5,233	5,644
Fannie Mae 7.00% 2037	4,786	5,162
Fannie Mae 7.00% 2037	1,217	1,353
Fannie Mae 7.00% 2037	718	798
Fannie Mae 7.00% 2037	540	594
Fannie Mae 7.00% 2037	252	278
Fannie Mae 7.50% 2037	2,304	2,589
Fannie Mae 7.50% 2037	990	1,086
Fannie Mae 7.50% 2037	986	1,081
Fannie Mae 7.50% 2037	741	813
Fannie Mae 7.50% 2037	710	779
Fannie Mae 7.50% 2037	689	756
Fannie Mae 7.50% 2037	658	721
Fannie Mae 7.50% 2037	593	650
Fannie Mae 7.50% 2037	588	645
Fannie Mae 7.50% 2037	567	622
Fannie Mae 7.50% 2037	426	467
Fannie Mae 7.50% 2037	314	344
Fannie Mae 7.50% 2037	256	281
Fannie Mae 7.50% 2037	192	212
Fannie Mae 7.50% 2037	170	187
Fannie Mae 7.50% 2037	131	147
Fannie Mae 7.50% 2037	131	144
Fannie Mae 7.50% 2037	108	118
Fannie Mae 7.50% 2037	91	100
Fannie Mae 7.50% 2037	68	74
Fannie Mae 8.00% 2037	1,213	1,374
Fannie Mae 8.00% 2037	538	583
Fannie Mae 8.00% 2037	462	511
Fannie Mae 8.00% 2037	339	377
Fannie Mae 4.937% 20383	12,118	12,834
Fannie Mae 5.316% 20383	7,182	7,554
Fannie Mae 5.50% 2038	45,003	47,886
Fannie Mae 5.50% 2038	33,798	35,916
Fannie Mae 5.50% 2038	27,026	28,830
Fannie Mae 5.50% 2038	11,056	11,764
Fannie Mae 5.50% 2038	8,990	9,590
Fannie Mae 5.50% 2038	8,014	8,528
Fannie Mae 5.50% 2038	6,614	7,038
Fannie Mae 5.50% 2038	563	599
Fannie Mae 5.50% 2038	313	333
Fannie Mae 5.50% 2038	275	295
Fannie Mae 5.529% 20383	1,898	2,028
Fannie Mae 5.63% 20383	12,746	13,504
Fannie Mae 5.693% 20383	14,033	14,830
Fannie Mae 6.00% 2038	32,803	35,302
Fannie Mae 6.00% 2038	25,470	27,379
Fannie Mae 6.00% 2038	23,344	25,120
Fannie Mae 6.00% 2038	19,817	21,327
Fannie Mae 6.00% 2038	17,670	19,016
Fannie Mae 6.00% 2038	16,235	17,446
Fannie Mae 6.00% 2038	13,182	14,186
Fannie Mae 6.00% 2038	11,439	12,291
Fannie Mae 6.00% 2038	10,842	11,651
Fannie Mae 6.00% 2038	10,524	11,313
Fannie Mae 6.00% 2038	8,715	9,368
Fannie Mae 6.00% 2038	8,134	8,744
Fannie Mae 6.00% 2038	7,369	7,923
Fannie Mae 6.00% 2038	6,481	6,974
Fannie Mae 6.00% 2038	6,407	6,896
Fannie Mae 6.00% 2038	5,737	6,167
Fannie Mae 6.00% 2038	3,790	4,074
Fannie Mae 6.50% 2038	134,204	146,622
Fannie Mae 6.50% 2038	57,356	62,662
Fannie Mae 6.50% 2038	26,934	29,404
Fannie Mae 3.591% 20393	39,930	41,876
Fannie Mae 3.613% 20393	10,564	11,031
Fannie Mae 3.615% 20393	34,680	36,313
Fannie Mae 3.63% 20393	28,949	30,167
Fannie Mae 3.639% 20393	15,142	15,850
Fannie Mae 3.654% 20393	12,727	13,250
Fannie Mae 3.768% 20393	6,393	6,685
Fannie Mae 3.784% 20393	40,637	42,756
Fannie Mae 3.811% 20393	10,941	11,503
Fannie Mae 3.826% 20393	5,607	5,927
Fannie Mae 3.835% 20393	4,050	4,263
Fannie Mae 3.896% 20393	8,656	9,076
Fannie Mae 3.901% 20393	4,228	4,461
Fannie Mae 3.943% 20393	13,112	13,873
Fannie Mae 3.955% 20393	2,842	2,992
Fannie Mae 4.50% 2039	23,370	24,375
Fannie Mae 5.00% 2039	42,204	44,461
Fannie Mae 5.00% 2039	37,842	40,124
Fannie Mae 5.117% 20393	18,411	19,624
Fannie Mae 5.50% 2039	31,692	33,719
Fannie Mae 5.50% 2039	24,349	25,906
Fannie Mae 5.50% 2039	4,646	4,944
Fannie Mae 6.00% 2039	14,905	16,039
Fannie Mae 6.00% 2039	14,110	15,183
Fannie Mae 6.00% 2039	8,086	8,702
Fannie Mae 6.00% 2039	6,886	7,402
Fannie Mae 6.00% 2039	6,693	7,185
Fannie Mae 6.00% 2039	3,887	4,183
Fannie Mae 6.00% 2039	753	810
Fannie Mae 3.202% 20403	48,914	50,969
Fannie Mae 3.25% 20403,9	5,988	6,214
Fannie Mae 3.634% 20403	17,020	17,713
Fannie Mae 4.00% 2040	34,716	35,736
Fannie Mae 4.00% 2040	26,000	26,763
Fannie Mae 4.00% 2040	17,150	17,654
Fannie Mae 4.50% 2040	165,161	172,233
Fannie Mae 4.50% 2040	162,660	169,626
Fannie Mae 4.50% 2040	134,024	139,764
Fannie Mae 4.50% 2040	74,482	77,672
Fannie Mae 4.50% 2040	49,421	51,538
Fannie Mae 4.50% 2040	43,302	45,156
Fannie Mae 4.50% 2040	25,000	26,071
Fannie Mae 4.50% 2040	24,582	25,741
Fannie Mae 4.50% 2040	1,145	1,194
Fannie Mae 5.00% 2040	27,221	28,779
Fannie Mae 5.00% 2040	24,681	26,001
Fannie Mae 5.50% 2040	66,671	70,848
Fannie Mae 5.50% 2040	42,113	44,765
Fannie Mae 5.50% 2040	20,928	22,266
Fannie Mae 5.50% 2040	2,984	3,175
Fannie Mae 6.50% 2040	14,770	16,106
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,142	5,981
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,492	1,624
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,983	3,519
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,438	4,055
Fannie Mae 6.00% 2047	951	1,007
Fannie Mae 6.50% 2047	655	704
Fannie Mae 6.50% 2047	317	341
Fannie Mae 6.50% 2047	268	288
Fannie Mae 7.00% 2047	2,506	2,702
Fannie Mae 7.00% 2047	149	160
Fannie Mae 7.50% 2047	606	664
Government National Mortgage Assn. 10.00% 2021	586	671
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,886	3,748
Government National Mortgage Assn. 6.00% 2038	54,478	58,998
Government National Mortgage Assn. 6.50% 2038	192	210
Government National Mortgage Assn. 3.50% 2039	12,684	12,833
Government National Mortgage Assn. 3.50% 2039	12,465	12,611
Government National Mortgage Assn. 3.50% 2039	6,552	6,628
Government National Mortgage Assn. 3.50% 2039	2,628	2,659
Government National Mortgage Assn. 3.50% 2039	1,500	1,517
Government National Mortgage Assn. 4.00% 2039	64,066	66,386
Government National Mortgage Assn. 4.00% 2039	19,816	20,534
Government National Mortgage Assn. 4.00% 2039	19,540	20,248
Government National Mortgage Assn. 4.00% 2039	13,922	14,426
Government National Mortgage Assn. 4.00% 2039	5,347	5,540
Government National Mortgage Assn. 4.50% 2039	14,737	15,556
Government National Mortgage Assn. 5.00% 2039	41,561	44,328
Government National Mortgage Assn. 5.00% 2039	40,572	43,273
Government National Mortgage Assn. 4.00% 2040	287,200	297,602
Government National Mortgage Assn. 4.00% 2040	270,935	280,164
Government National Mortgage Assn. 4.00% 2040	52,350	54,246
Government National Mortgage Assn. 4.00% 2040	48,913	50,684
Government National Mortgage Assn. 4.00% 2040	39,064	40,454
Government National Mortgage Assn. 4.00% 2040	17,957	18,608
Government National Mortgage Assn. 4.00% 2040	16,889	17,501
Government National Mortgage Assn. 4.00% 2040	15,100	15,647
Government National Mortgage Assn. 4.00% 2040	14,676	15,208
Government National Mortgage Assn. 4.00% 2040	14,643	15,173
Government National Mortgage Assn. 4.00% 2040	14,250	14,766
Government National Mortgage Assn. 4.00% 2040	13,981	14,488
Government National Mortgage Assn. 4.00% 2040	9,985	10,346
Government National Mortgage Assn. 4.00% 2040	6,954	7,206
Government National Mortgage Assn. 4.00% 2040	6,582	6,821
Government National Mortgage Assn. 4.00% 2040	6,347	6,577
Government National Mortgage Assn. 4.00% 2040	5,991	6,208
Government National Mortgage Assn. 4.00% 2040	5,991	6,208
Government National Mortgage Assn. 4.00% 2040	5,592	5,794
Government National Mortgage Assn. 4.00% 2040	3,101	3,213
Government National Mortgage Assn. 4.00% 2040	1,989	2,061
Government National Mortgage Assn. 4.00% 2040	998	1,034
Government National Mortgage Assn. 4.00% 2040	443	459
Government National Mortgage Assn. 4.50% 2040	143,600	151,404
Government National Mortgage Assn. 4.50% 2040	32,593	34,405
Government National Mortgage Assn. 4.50% 2040	26,203	27,660
Government National Mortgage Assn. 4.50% 2040	23,275	24,568
Government National Mortgage Assn. 4.50% 2040	14,869	15,695
Government National Mortgage Assn. 4.50% 2040	10,094	10,655
Government National Mortgage Assn. 4.50% 2040	9,251	9,765
Government National Mortgage Assn. 4.50% 2040	4,980	5,251
Government National Mortgage Assn. 4.50% 2040	3,749	3,958
Government National Mortgage Assn. 4.50% 2040	1,841	1,943
Government National Mortgage Assn. 5.00% 2040	13,913	14,868
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,765
Freddie Mac 5.50% 2019	5,728	6,203
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,335	1,376
Freddie Mac, Series 2922, Class EL, 4.50% 2023	20,965	21,645
Freddie Mac 5.00% 2023	8,813	9,344
Freddie Mac 5.00% 2023	356	378
Freddie Mac 5.00% 2023	55	58
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,380	1,527
Freddie Mac 5.00% 2024	24,555	26,061
Freddie Mac 4.00% 2025	60,880	63,774
Freddie Mac 4.00% 2025	53,309	55,843
Freddie Mac 4.00% 2025	51,622	53,979
Freddie Mac 4.00% 2025	24,957	26,144
Freddie Mac 4.00% 2025	22,866	23,953
Freddie Mac 4.00% 2025	22,813	23,897
Freddie Mac 4.00% 2025	19,764	20,703
Freddie Mac 4.00% 2025	16,806	17,605
Freddie Mac 4.00% 2025	16,007	16,734
Freddie Mac 4.50% 2025	77,311	81,368
Freddie Mac 4.50% 2025	61,671	64,907
Freddie Mac 4.50% 2025	48,318	50,854
Freddie Mac 4.50% 2025	32,237	33,929
Freddie Mac 4.50% 2025	14,774	15,549
Freddie Mac 4.50% 2025	2,908	3,061
Freddie Mac 6.00% 2026	15,943	17,190
Freddie Mac 6.00% 2026	13,024	14,043
Freddie Mac 5.50% 2027	8,748	9,359
Freddie Mac 6.00% 2027	93,295	100,591
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,331	2,568
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,082	4,456
Freddie Mac 2.711% 20353	8,438	8,863
Freddie Mac, Series 3061, Class PN, 5.50% 2035	36,150	39,869
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	6,399	5,836
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,261	3,881
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,327	3,817
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	3,792	3,396
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	81	72
Freddie Mac, Series 3257, Class PA, 5.50% 2036	41,753	45,444
Freddie Mac, Series 3233, Class PA, 6.00% 2036	32,137	35,548
Freddie Mac, Series 3156, Class NG, 6.00% 2036	10,204	11,240
Freddie Mac, Series 3286, Class JN, 5.50% 2037	52,753	56,621
Freddie Mac, Series 3318, Class JT, 5.50% 2037	29,700	31,878
Freddie Mac, Series 3312, Class PA, 5.50% 2037	22,344	24,030
Freddie Mac 5.50% 2037	18,625	19,808
Freddie Mac 5.50% 2037	17,010	18,091
Freddie Mac 5.514% 20373	21,940	23,540
Freddie Mac 5.751% 20373	7,855	8,423
Freddie Mac 5.774% 20373	2,152	2,293
Freddie Mac 5.857% 20373	4,638	4,852
Freddie Mac 5.901% 20373	19,954	21,466
Freddie Mac 5.911% 20373	8,832	9,220
Freddie Mac, Series 3271, Class OA, 6.00% 2037	13,265	14,723
Freddie Mac 6.00% 2037	2,061	2,213
Freddie Mac 7.00% 2037	641	706
Freddie Mac 7.00% 2037	362	399
Freddie Mac 7.00% 2037	291	321
Freddie Mac 7.50% 2037	4,818	5,256
Freddie Mac 4.80% 20383	9,917	10,593
Freddie Mac 4.919% 20383	6,934	7,350
Freddie Mac 5.022% 20383	10,943	11,682
Freddie Mac 5.061% 20383	8,146	8,701
Freddie Mac 5.285% 20383	11,999	12,810
Freddie Mac 5.50% 2038	13,821	14,673
Freddie Mac 5.552% 20383	18,723	19,724
Freddie Mac 6.00% 2038	46,115	49,510
Freddie Mac 6.50% 2038	11,349	12,349
Freddie Mac 3.745% 20393	11,045	11,587
Freddie Mac 3.865% 20393	2,852	2,995
Freddie Mac 3.893% 20393	3,083	3,235
Freddie Mac 3.91% 20393	6,467	6,790
Freddie Mac 5.00% 2039	53,706	56,462
Freddie Mac 5.50% 2039	42,143	44,734
Freddie Mac 5.50% 2039	6,195	6,575
Freddie Mac 6.00% 2039	9,235	9,951
Freddie Mac 6.00% 2039	6,058	6,507
Freddie Mac 3.15% 20403,9	7,262	7,540
Freddie Mac 6.00% 2040	17,890	19,217
Freddie Mac 6.00% 2040	15,188	16,314
Freddie Mac 6.50% 2047	1,359	1,458
Freddie Mac 6.50% 2047	756	812
Freddie Mac 7.00% 2047	325	350
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	1,850	1,837
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	16,195	16,564
		9,059,487

COMMERCIAL MORTGAGE-BACKED SECURITIES6 — 3.83%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	969	994
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	152	153
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	1,608	1,634
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	367	376
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	12,494	12,497
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20353,4	1,500	1,531
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20363,4	500	460
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,116	27,094
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	7,651	7,649
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	13,078
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	18,884	19,792
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	8,462
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20374	8,240	7,066
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,631
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20384	2,000	1,879
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	228	236
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20383	12,000	12,801
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,855	21,143
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	57,676	60,105
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 20393	10,000	10,720
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20393	7,305	7,758
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.998% 20393	14,645	14,592
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	42,125	44,707
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	1,698	1,708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.131% 20343,4	2,500	2,473
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	214	218
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,616
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20373	61,300	63,145
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20374	400	387
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,497	4,634
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	21,450
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	3,566	3,572
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	25,348
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20423	1,655	1,796
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,455
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20443	15,130	16,278
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.062% 20453	64,257	71,226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	11,043	11,232
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.932% 20493	18,678	20,508
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	95	95
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	11,381	11,623
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20373	11,000	11,911
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	15,000	15,918
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.08% 20383	27,715	30,412
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	31,000	32,735
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,250	49,805
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	49,615
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	18,500	19,851
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	10,000	10,493
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	10,000	10,493
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	35,515	37,267
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	8,250	8,657
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	10,000	10,494
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	31,867	32,250
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	10,187
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,507	1,576
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	993
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	893	913
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20453	2,500	2,740
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,336
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.837% (undated)3	7,966	8,238
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20433	51,820	56,657
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	9,040	9,753
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.062% 20453	7,645	7,619
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 20443	17,005	18,746
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	44,734	48,681
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.41% 20393	8,000	6,390
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	16,841
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.514% 20443	33,700	37,076
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,016	2,097
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,798	2,927
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20423	4,650	5,111
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	6,920	6,928
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.437% 20443	15,350	16,797
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.442% 20443	8,038	8,542
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,651	12,926
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.414% 20373	4,620	4,734
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20383	8,500	8,884
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.838% 20393	3,050	3,221
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20413	6,805	7,298
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20433	5,065	5,432
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20433	6,300	6,416
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20433	10,250	11,493
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,9	42,731	44,440
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	41,210	42,763
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	11,341
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,964
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	6,673	6,700
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.738% 20313	38,636	1,363
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.88% 20313,4	33,918	717
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,682	1,703
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20354	3,000	2,788
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,239
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	21,184
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	2,000	2,113
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20374	20,000	20,435
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20374	10,000	10,839
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	336	337
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,971	25,254
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20363,4	1,000	941
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20363,4	1,000	859
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	15,013	15,220
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,643
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	488	491
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,601
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,217	3,222
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20303	5,000	5,473
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20403	10,000	10,110
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.919% (undated)3	15,800	17,503
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	12,087	12,712
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,426	2,423
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,473	5,550
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,035	2,111
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.376% 20423	7,875	8,197
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,569
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	575	579
		1,532,959

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)6 — 0.84%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.842% 20353	2,857	2,186
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.636% 20363	11,765	7,967
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 5.843% 20363	4,972	3,761
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.517% 20373	17,276	12,467
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.705% 20373	17,169	13,230
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.718% 20343	15,500	14,415
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.665% 20373	27,432	19,277
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20353,4	7,206	7,416
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	17,174	17,671
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 2.699% 20343	6,606	5,939
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 2.937% 20353	24,750	18,118
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	23,458	23,815
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	35,538	22,671
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	9,599	9,482
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	3,143
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,002	2,033
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	7,147	6,269
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.381% 20363	14,894	10,560
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.015% 20363	11,285	7,200
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.351% 20353	7,088	6,559
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	10,738
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	301	303
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	37	39
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,174	2,257
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	38	40
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,837	5,904
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,476	4,285
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20373	4,781	2,920
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.376% 20463	15,626	15,503
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.676% 20373	20,997	15,491
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.768% 20353	20,591	14,558
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.642% 20363	19,522	12,267
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.544% 20363	16,764	8,850
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.251% 20343	2,185	1,850
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.792% 20473	6,742	5,225
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.89% 20473	1,985	1,475
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.081% 20273,4	3,147	3,181
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.348% 20273,4	1,360	1,414
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.539% 20283,4	869	871
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.426% 20373	5,470	3,849
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.722% 20363	4,000	3,273
Banc of America Mortgage Securities Inc., Series 2003-I, Class 3-A1, 3.261% 20333	3,051	3,031
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,571	2,360
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.14% 20363	2,525	1,641
		335,504

OTHER MORTGAGE-BACKED SECURITIES6 — 0.61%
Nykredit 4.00% 2035	DKr281,546	52,202
Nykredit, Series 3D, 5.00% 2038	13,754	2,620
Nationwide Building Society, Series 2007-2, 5.50% 20124	$35,000	37,208
Bank of America 5.50% 20124	35,000	36,975
Northern Rock PLC 5.625% 20174	20,000	21,237
Barclays Bank PLC 4.00% 2019	€14,150	20,335
HBOS Treasury Services PLC 5.25% 20174	$11,000	11,966
HBOS Treasury Services PLC 5.25% 2017	7,000	7,615
Royal Bank of Canada 3.125% 20154	18,160	19,097
Bank of Montreal 2.85% 20154	17,000	17,913
Compagnie de Financement Foncier 2.125% 20134	16,700	17,013
		244,181

Total mortgage-backed obligations		11,172,131

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.74%
Polish Government, Series 0414, 5.75% 2014	PLN246,821	87,076
Polish Government 3.875% 2015	$7,805	8,157
Polish Government, Series 1017, 5.25% 2017	PLN255,245	87,701
Polish Government 6.375% 2019	$68,495	81,041
United Mexican States Government Global 6.375% 2013	5,150	5,760
United Mexican States Government, Series MI10, 9.50% 2014	MXN780,300	71,400
United Mexican States Government, Series M10, 7.25% 2016	435,000	37,098
United Mexican States Government 3.50% 20172	229,523	20,407
United Mexican States Government Global 5.95% 2019	$31,170	36,734
United Mexican States Government, Series M20, 10.00% 2024	MXN499,800	52,869
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	3,113
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	14,800
United Mexican States Government 4.00% 20402	130,651	12,423
South Korean Government, Series 1303, 5.25% 2013	KRW11,320,000	10,387
South Korean Government 4.25% 2014	29,650,000	26,709
South Korean Government 4.75% 2014	48,640,000	44,498
South Korean Government 5.00% 2014	11,870,000	10,946
South Korean Government 5.75% 2014	$21,100	23,694
South Korean Government 5.25% 2015	KRW24,200,000	22,694
South Korean Government 5.50% 2017	10,100,000	9,730
South Korean Government 5.75% 2018	19,625,000	19,221
Hungarian Government, Series 14/C, 5.50% 2014	HUF4,427,730	21,242
Hungarian Government, Series 17/B, 6.75% 2017	2,309,430	11,484
Hungarian Government, Series 19/A, 6.50% 2019	500,000	2,425
Hungarian Government 6.25% 2020	$66,710	71,891
Canadian Government 2.00% 2014	$ C106,215	104,123
Brazilian Treasury Bill 6.00% 20152	BRL 7,673	4,539
Brazil (Federal Republic of) Global 12.50% 2016	30,400	20,797
Brazil (Federal Republic of) 10.00% 2017	48,000	26,176
Brazilian Treasury Bill 6.00% 20172	56,476	33,520
Brazil (Federal Republic of) Global 4.875% 2021	$5,250	5,788
Brazil (Federal Republic of) Global 12.25% 2030	425	814
Brazil (Federal Republic of) Global 7.125% 2037	750	990
Brazil (Federal Republic of) Global 11.00% 2040	1,135	1,578
Irish Government 4.00% 2014	€49,740	65,112
Irish Government 4.40% 2019	12,235	14,435
Irish Government 5.00% 2020	10,335	12,471
Colombia (Republic of) Global 8.25% 2014	$4,450	5,462
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	29,055
Colombia (Republic of) Global 7.375% 2017	$10,365	12,827
Colombia (Republic of) Global 7.375% 2019	6,050	7,683
Colombia (Republic of) Global 7.75% 2021	COP 4,035,000	2,635
Colombia (Republic of) Global 9.85% 2027	12,551,000	9,969
Colombia (Republic of) Global 7.375% 2037	$13,600	17,986
Turkey (Republic of) 10.00% 20122	TRY29,232	22,495
Turkey (Republic of) 16.00% 2012	9,555	7,303
Turkey (Republic of) 16.00% 2013	21,045	17,480
Turkey (Republic of) 7.50% 2017	$5,725	6,970
Turkey (Republic of) 6.75% 2018	8,550	10,003
Turkey (Republic of) 5.625% 2021	8,000	8,760
Turkey (Republic of) 8.00% 2034	1,250	1,637
Turkey (Republic of) 6.75% 2040	9,300	10,650
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 4,090,000	499
Indonesia (Republic of), Series 33, 12.50% 2013	8,710,000	1,102
Indonesia (Republic of), Series 20, 14.275% 2013	2,110,000	285
Indonesia (Republic of), Series 51, 11.25% 2014	1,260,000	160
Indonesia (Republic of) 9.50% 2015	28,000,000	3,423
Indonesia (Republic of), Series 30, 10.75% 2016	176,767,000	22,929
Indonesia (Republic of) 6.875% 2018	$2,000	2,435
Indonesia (Republic of) 6.875% 20184	1,700	2,070
Indonesia (Republic of) 11.50% 2019	IDR69,388,000	9,747
Indonesia (Republic of) 11.625% 2019	$10,254	15,945
Indonesia (Republic of) 5.875% 20204	6,200	7,185
Indonesia (Republic of) 7.75% 2038	10,500	14,464
Australia Government Agency-Guaranteed, National Australia Bank 1.031% 20143,4	25,000	25,038
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	50,550	53,911
German Government, Series 03, 3.75% 2013	€9,430	13,828
German Government 4.25% 2014	21,900	33,178
German Government, Series 6, 4.00% 2016	4,735	7,266
German Government, Series 06, 3.75% 2017	155	236
German Government 6.25% 2030	8,190	16,767
German Government, Series 03, 4.75% 2034	3,065	5,498
Malaysian Government, Series 0109, 2.509% 2012	MYR22,045	7,068
Malaysian Government, Series 509, 3.21% 2013	61,000	19,795
Malaysian Government, Series 204, 5.094% 2014	75,350	25,953
Malaysian Government, Series 0409, 3.741% 2015	63,870	21,113
Netherlands Government Eurobond 4.00% 2018	€41,200	63,111
Russian Federation 5.00% 2020	$21,000	21,987
Russian Federation 7.50% 20306	32,945	39,631
Russian Federation 7.50% 20304,6	130	156
France Government Agency-Guaranteed, Société Finance 2.25% 20124	12,585	12,907
France Government Agency-Guaranteed, Société Finance 2.875% 20144	33,200	35,139
France Government Agency-Guaranteed, Société Finance 3.375% 20144	10,000	10,748
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	7,250	7,504
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	23,005	24,351
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20144	20,000	21,694
European Investment Bank 4.25% 2014	€35,020	52,637
Japanese Government, Series 231, 1.30% 2011	¥50	1
Japanese Government, Series 296, 1.50% 2018	2,468,700	31,643
Japanese Government 2.40% 2038	1,342,250	18,069
Italian Government 4.25% 2013	€14,100	20,186
Italian Government 3.00% 2015	20,310	28,105
Croatian Government 6.75% 20194	$22,450	24,569
Croatian Government 6.75% 2019	17,150	18,769
Croatian Government 6.625% 20204	2,915	3,158
French Government O.A.T. Eurobond 4.00% 2014	€30,340	45,369
French Government O.A.T. Eurobond 4.00% 2018	530	806
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20124	$9,000	9,269
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	35,000	36,479
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	8,250	8,466
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	33,320	36,017
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	42,220	43,297
Israeli Government, Series 2683, 6.50% 2016	ILS47,500	14,737
Israeli Government 5.50% 2017	63,060	18,754
Israeli Government 5.125% 2019	$7,250	8,039
Finland (Republic of) 3.875% 2017	€23,230	35,215
New South Wales Treasury Corp., Series 19, 6.00% 2019	$ A33,350	33,615
Argentina (Republic of) 0.169% 20123,6	$24,755	5,637
Argentina (Republic of) 7.00% 2015	9,345	8,248
Argentina (Republic of) 8.28% 20336,8	22,292	18,647
Argentina (Republic of) GDP-Linked 2035	ARS9,238	251
Argentina (Republic of) 1.18% 20382,6	10,066	809
Venezuela (Republic of) 8.50% 2014	$245	207
Venezuela (Republic of) 7.65% 2025	985	603
Venezuela (Republic of) 9.25% 2027	31,745	23,412
Venezuela (Republic of) 9.25% 2028	11,160	7,611
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	31,200	31,073
Uruguay (Republic of) 5.00% 20182	UYU515,909	29,417
Uruguay (Republic of) 7.625% 20366	$1,250	1,619
Peru (Republic of) 8.75% 2033	8,226	12,277
Peru (Republic of) 6.55% 20376	14,200	17,288
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	19,250	25,217
Europe Government Agency-Guaranteed, Dexia Credit Local 0.778% 20123,4	25,000	24,998
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	21,750	22,511
South Africa (Republic of) 6.875% 2019	5,715	7,015
South Africa (Republic of) 5.50% 2020	12,000	13,470
Spanish Government 3.625% 2013	19,500	20,103
Philippines (Republic of) 6.375% 2034	15,500	18,135
Province of Ontario, Series 1, 1.875% 2012	17,375	17,808
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20124	15,000	15,389
Iraq (Republic of) 5.80% 20286	14,200	12,318
Dominican Republic 9.50% 20114,6	469	491
Dominican Republic 9.04% 20184,6	4,481	5,328
Dominican Republic 7.50% 20214,6	3,500	3,960
Corporación Andina de Fomento 6.875% 2012	5,895	6,366
Corporación Andina de Fomento 5.125% 2015	2,000	2,196
Corporación Andina de Fomento 8.125% 2019	890	1,112
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,172
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,905
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	7,000	7,569
Austrian Government 2.00% 20124	7,250	7,440
Panama (Republic of) Global 7.25% 2015	2,275	2,730
Panama (Republic of) Global 7.125% 2026	300	382
Panama (Republic of) Global 8.875% 2027	250	364
Panama (Republic of) Global 9.375% 2029	340	517
Panama (Republic of) Global 6.70% 20366	2,159	2,661
Bermudan Government 5.603% 20204	6,000	6,498
Gabonese Republic 8.20% 2017	5,300	6,188
Greek Government 6.10% 2015	€2,000	2,292
Greek Government, Series 30, 4.60% 2040	3,000	2,425
El Salvador (Republic of) 7.65% 20354	$3,450	3,769
Guatemala (Republic of) 10.25% 20114	1,000	1,100
LCR Finance PLC 5.10% 2051	£165	317
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.179% 20163	€780	260
		2,696,186

ASSET-BACKED OBLIGATIONS6 — 1.61%
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20124	$1,485	1,498
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20124	1,269	1,289
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	2,699	2,703
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20124	10,832	10,965
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20134	11,732	12,080
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20134	11,947	12,175
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	16,365	16,982
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20144	18,950	19,853
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20144	30,055	30,091
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.307% 20153,4	31,000	30,877
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20114	4,833	4,853
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	9,000	9,448
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20164	17,500	19,336
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20214	33,850	29,336
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	58	58
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	7,785	7,942
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,504
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	16,904	17,086
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,281	10,601
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.287% 20133	14,246	14,161
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.287% 20143	11,486	11,422
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	3,088	3,091
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	16,290	16,816
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,787
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	6,668	7,023
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	3,304	3,316
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,137	1,172
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.678% 20273	353	315
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,248	1,279
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,518
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	767	734
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,991	1,951
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20134	2,879	2,986
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	18,868	19,826
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,614
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	18,707	18,973
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,938
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	19,127	18,136
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20234,9	22,433	16,825
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	4,163	4,249
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	7,607	8,277
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,483
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20144	12,400	12,733
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20164	3,000	3,180
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.051% 20343	18,822	13,874
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	10,645
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,898	1,942
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	973	988
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,195	3,304
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.707% 20333	4,099	3,801
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.677% 20153	10,000	9,668
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	8,653	8,524
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.386% 20263	637	442
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.386% 20293	10,325	7,653
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	7,201	7,447
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,441
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.397% 20373	6,321	4,573
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.407% 20373	3,318	2,452
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	6,557	6,923
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	11,252	6,036
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20363,4	8,387	5,450
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20124	372	372
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20124	5,000	5,049
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	969	994
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	3,720	3,932
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.007% 20333	808	471
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.876% 20353	6,500	5,184
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 6.103% 20133,4	4,819	4,828
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	4,648	4,703
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,313	4,115
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20353	2,845	2,715
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.386% 20363	1,729	1,281
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,937	3,948
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	3,627	3,854
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	1,713	1,723
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	2,025
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,001	2,048
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,602	1,573
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	3,012	3,008
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	2,859	2,833
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,417
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20394	£1,160	1,774
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	$1,113	1,110
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.416% 20373	1,444	1,095
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20224	757	681
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20363	1,480	255
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20373	2,042	347
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	567
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20353,4	197	195
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	182	185
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	41	41
		642,968

MUNICIPALS — 0.29%
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	27,351
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,626
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	17,468	15,885
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,625
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,841
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,946
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,782
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,536
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 5.75% 2017	5,000	5,499
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	135
		115,226

Total bonds & notes (cost: $36,120,341,000)		38,267,382

Convertible securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$11,500	11,730
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$2,963	2,930

Total convertible securities (cost: $11,493,000)		14,660

Preferred securities — 0.61%	Shares

FINANCIALS — 0.60%
BNP Paribas 7.195%3,4	23,600,000	23,600
BNP Paribas Capital Trust 9.003% noncumulative trust3,4	15,000,000	15,187
AXA SA, Series B, 6.379%3,4	39,065,000	34,280
QBE Capital Funding II LP 6.797%3,4	36,255,000	30,886
Catlin Insurance Ltd. 7.249%3,4	32,375,000	26,547
XL Capital Ltd., Series E, 6.50%3	21,215,000	17,715
HVB Funding Trust III 9.00% 20314	13,696,000	13,696
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	13,788,000	13,529
HSBC Holdings PLC, Series 2, 8.00%	378,800	10,225
Banco Bilbao Vizcaya Argentaria, SA, 5.919%3	11,580,000	10,024
JPMorgan Chase & Co., Series I, 7.90%3	8,000,000	8,602
Lloyds Banking Group PLC 6.657% preference shares3,4	11,400,000	8,151
PNC Preferred Funding Trust I 6.517%3,4	10,700,000	8,066
Wells Fargo & Co., Series K, 7.98%3	5,425,000	5,737
Barclays Bank PLC 7.434%3,4	5,500,000	5,665
SMFG Preferred Capital GBP 2 Ltd. 10.231%3	3,100,000	5,651
Citigroup Inc. 7.875% convertible preferred 2040	29,300	732
		238,293

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%3,4	5,000,000	3,763

Total preferred securities (cost: $224,573,000)		242,056

Common stocks — 0.02%	Shares

MATERIALS — 0.01%
Georgia Gulf Corp.12	254,000	4,150

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc.9,11,12	85,450	2,622
Adelphia Recovery Trust, Series Arahova12	1,943,006	233
Adelphia Recovery Trust, Series ACC-6B9,12	5,056,500	101
Adelphia Recovery Trust, Series ACC-112	3,366,231	49
Charter Communications, Inc., Class A12	5,059	164
American Media, Inc.9,11,12	295,801	3
		3,172

INDUSTRIALS— 0.00%
Atrium Corp.9,11,12	985	89

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust9,12,13	331,291	13

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.12	7,614	5

Total common stocks (cost: $15,659,000)		7,429

Warrants — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20179,11,12	5,096	74

Total warrants (cost: $80,000)		74

	Principal amount
Short-term securities — 6.57%	(000)

Freddie Mac 0.17%–0.32% due 10/5/2010–6/24/2011	$703,635	702,946
Fannie Mae 0.15%–0.43% due 10/25/2010–3/28/2011	419,290	418,979
Federal Home Loan Bank 0.14%–0.36% due 10/13/2010–2/8/2011	355,350	355,288
Ranger Funding Co. LLC 0.18% due 10/1/20104	87,000	86,999
Bank of America Corp. 0.20%–0.24% due 10/6–12/1/2010	85,300	85,278
Procter & Gamble International Funding S.C.A. 0.19% due 10/18/20104	65,000	64,994
Procter & Gamble Co. 0.22%–0.24% due 10/4–12/17/20104	103,900	103,877
Straight-A Funding LLC 0.20%–0.32% due 10/5–11/18/20104	159,814	159,776
General Electric Co. 0.17% due 10/1/2010	50,000	50,000
Edison Asset Securitization LLC 0.29%–0.33% due 10/20–11/2/20104	86,100	86,086
Coca-Cola Co. 0.21%–0.26% due 10/12–12/2/20104	77,500	77,484
Variable Funding Capital Company LLC 0.23%–0.25% due 10/20–11/9/20104	70,400	70,385
Google, Inc. 0.23% due 10/26/20104	66,200	66,187
NetJets Inc. 0.20% due 10/12/20104	58,450	58,446
Emerson Electric Co. 0.20% due 10/20/20104	50,000	49,993
Wal-Mart Stores Inc. 0.20% due 11/2/20104	50,000	49,991
Hewlett-Packard Co. 0.19% due 10/4/20104	35,000	34,999
U.S. Treasury Bill 0.155% due 12/9/2010	31,200	31,192
Private Export Funding Corp. 0.28% due 10/13/20104	23,100	23,098
United Technologies Corp. 0.19% due 10/28/20104	23,000	22,997
Merck & Co. Inc. 0.20% due 11/17/20104	21,000	20,994
Federal Farm Credit Banks 0.35% due 2/10/2011	10,000	9,993

Total short-term securities (cost: $2,629,904,000)		2,629,982

Total investment securities (cost: $39,002,050,000)		41,161,583
Other assets less liabilities		(1,151,678)

Net assets		$40,009,905

1  All or a portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $13,173,000, which represented .03% of the net assets of the fund.
2  Index-linked bond whose principal amount moves with a government retail price index.
3  Coupon rate may change periodically.
4  Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,167,398,000, which represented 12.92% of the net assets of the fund.
5  Scheduled interest and/or principal payment was not received.
6  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $184,585,000, which represented .46% of the net assets of the fund.
8  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $84,591,000, which represented .21% of the net assets of the fund.
10Step bond; coupon rate will increase at a later date.
11Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$5,725	$7,699	.02%
Cooper-Standard Holdings Inc.	5/26/2010–5/27/2010	2,479	2,622	.01
Cooper-Standard Holdings Inc., warrants, expire 2017	5/27/2010	80	74	.00
Atrium Corp.	4/30/2010	89	89	.00
American Media, Inc.	1/30/2009	3	3	.00

Total restricted securities		$8,376	$10,487	.03%

12Security did not produce income during the last 12 months.
13The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2010, appear below.

						Value of
					Dividend	affiliate at
					income	9/30/2010
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Clarent Hospital Corp. Liquidating Trust	331,291	—	—	331,291	$—	$13

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of September 30, 2010, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
						Unrealized
						appreciation
			Contract amount			(depreciation)
	Settlement date	Counterparty	Receive		Deliver	at 9/30/2010

Purchases:
Singapore dollars	10/7/2010	JPMorgan Chase	$	S13,124	$9,750	$230
Singapore dollars	10/14/2010	Bank of New York Mellon	$	S13,084	$9,750	198
						428

Sales:
Brazilian reais	11/5/2010	JPMorgan Chase		$34,146	BRL58,800	(338)
Danish kroner	11/9/2010	UBS AG		$32,337	DKr185,505	(1,025)
Danish kroner	11/9/2010	UBS AG		$15,527	DKr87,715	(515)
Euros	10/20/2010	HSBC Bank		$325	€250	(16)
Euros	10/21/2010	HSBC Bank		$1,296	€1,000	(67)
Euros	10/22/2010	JPMorgan Chase		$85,077	€66,105	(5,026)
Euros	10/22/2010	UBS AG		$63,059	€49,035	(3,777)
Euros	10/26/2010	Bank of New York Mellon		$10,283	€8,000	(621)
Euros	10/28/2010	Bank of New York Mellon		$1,940	€1,500	(104)
Euros	10/29/2010	UBS AG		$27,500	€21,170	(1,354)
Euros	10/29/2010	JPMorgan Chase		$6,884	€5,250	(333)
Euros	11/3/2010	JPMorgan Chase		$32,249	€24,750	(1,482)
Euros	11/4/2010	UBS AG		$17,522	€12,870	(18)
Euros	11/5/2010	JPMorgan Chase		$64,203	€48,550	(1,965)
Euros	11/9/2010	UBS AG		$70,441	€53,405	(2,340)
Euros	11/10/2010	HSBC Bank		$19,605	€14,830	(605)
Euros	11/17/2010	Societe Generale		$1,906	€1,500	(138)
Euros	12/15/2010	UBS AG		$123,630	€97,270	(8,893)
Euros	12/16/2010	UBS AG		$4,787	€3,725	(288)
Euros	12/17/2010	JPMorgan Chase		$63,693	€49,070	(3,161)
Euros	1/6/2011	Societe Generale		$1,090	€800	$— *
Hungarian forints	11/10/2010	HSBC Bank		$15,477	HUF3,332,855	(881)
Japanese yen	10/29/2010	JPMorgan Chase		$28,275	¥2,481,880	(1,463)
Polish zloty	10/26/2010	HSBC Bank		$3,586	PLN11,500	(362)
Polish zloty	11/10/2010	HSBC Bank		$31,759	PLN96,885	(1,464)
						(36,236)

Forward currency contracts – net						$(35,808)

*Amount less than one thousand.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Bonds & notes:
Bonds & notes of U.S. government & government agencies	$—	$11,899,309	$—	$11,899,309
Corporate bonds & notes	—	11,734,892	6,670	11,741,562
Mortgage-backed obligations	—	11,127,691	44,440	11,172,131
Bonds & notes of governments & government agencies outside the U.S.	—	2,696,186	—	2,696,186
Asset-backed obligations	—	626,143	16,825	642,968
Municipals	—	115,226	—	115,226
Convertible securities	—	14,660	—	14,660
Preferred securities	—	242,056	—	242,056
Common stocks	4,601	—	2,828	7,429
Warrants	—	—	74	74
Short-term securities	—	2,629,982	—	2,629,982
Total	$4,601	$41,086,145	$70,837	$41,161,583

Forward currency contracts*	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$428	$—	$428
Unrealized depreciation on open forward currency contracts	—	(36,236)	—	(36,236)
Total	$—	$(35,808)	$—	$(35,808)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value	Net purchases		Net unrealized	Net transfers	Ending value
	at 1/1/2010	and sales	Net realized loss	appreciation	into Level 3†	at 9/30/2010

Investment securities	$27,221	$(795)	$(811)	$7,975	$37,247	$70,837

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):						$6,760

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,336,284
Gross unrealized depreciation on investment securities	(240,909)
Net unrealized appreciation on investment securities	2,095,375
Cost of investment securities for federal income tax purposes	39,066,208

Key to abbreviations and symbols

ARS = Argentine pesos	DKr = Danish kroner	ILS = Israeli shekels	PLN = Polish zloty
A$ = Australian dollars	€ = Euros	¥ = Japanese yen	S$ = Singapore dollars
BRL = Brazilian reais	£ = British pounds	KRW = South Korean won	TRY = Turkish liras
C$ = Canadian dollars	HUF = Hungarian forints	MXN = Mexican pesos	UYU = Uruguayan pesos
COP = Colombian pesos	IDR = Indonesian rupiah	MYR = Malaysian ringgits

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-1110O-S25535

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 26, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 26, 2010